--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              RYDEX SERIES TRUST
            [LOGO]                                SECTOR FUNDS
                                               SEMI-ANNUAL REPORT
                                               September 30, 1999
                                      6116 Executive Boulevard, Suite 400
                                              Rockville, MD 20852
                                         (301) 468-8520 (800) 820-0888

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

    The second and third quarters of 1999 saw dramatic shifts in market sentiments as investors rotated through several different sectors. This was the result of new trends, which established themselves in the world's economies. As the U.S. economy continued to thrive, emerging economies in Asia and other foreign countries returned to stability. A stronger world economy and OPEC production cuts sent crude oil prices from approximately $11 back up to above $24 a barrel. Gold, copper, and other non-agricultural commodity prices rose. Inflation stayed in check, but the dollar sank against the yen and the Fed raised interest rates twice.

MARKET ENVIRONMENT

    In early spring economists raised their growth forecasts and economic data suggested that manufacturing activity was booming. Fearing higher rates, investors started to rotate out of the growth sectors and into metals, chemicals, paper, and other classic cyclical stocks that make up the BASIC MATERIALS sector. At the same time, oil prices began to rise sharply as OPEC held to its recently established quotas, causing ENERGY and ENERGY SERVICE stocks to rally. Airline stocks, which are a large part of the TRANSPORTATION sector, do not fare well when oil prices increase. Since OPEC moved to tighten production, jet fuel prices have soared more than 80% and airline shares have been selling off since April. In HEALTH CARE, drug company stocks that had been market favorites began to falter in early April as investors rotated into BIOTECHNOLOGY shares. Investors believed double-digit growth rates were more likely in the biotech sector than in the large pharmaceutical concerns.

    By early summer, Federal Reserve Chairman Alan Greenspan expressed concerns that potential labor shortages and the runaway U.S. stock market may lead to rising inflation and threaten the economy, now in its ninth year of growth. At their June meeting, Federal Reserve policy makers then raised the federal funds rate a quarter of a point to five percent, but they chose to adopt a policy toward a neutral bias. Convinced that interest rates would not rise in the near term, investors dumped cyclical stocks and went back into growth stocks dominated by TECHNOLOGY names.

    The TECHNOLOGY sector continued to outperform the market as it has almost every year this decade. A relatively small number of giant technology firms led by Microsoft, Intel, IBM, Cisco and Lucent accounted for approximately half of the sector's return. The explosion of Internet traffic over phone lines has been a major factor in the growth of the TELECOMMUNICATIONS sector. The proliferation of the Internet is also a positive factor for the ELECTRONICS sector due to rising demand for semiconductors, which are also increasingly used in electronic equipment, cellular phones and automobiles. Interest rate-sensitive sectors began to decline after the first rate hike. Along with interest rate fears, the BANKING sector disappointed investors with a lack of merger activity. FINANCIAL SERVICE stocks respond negatively to higher interest rates because of the impact that higher rates have on economic growth and the demand for credit. The RETAIL sector has always had an inverse relationship with interest rates; although consumer spending has remained strong, there is concern that market share is not expanding as rapidly among the broadline chains.

    Consumer non-durable stocks have continued to lag behind the broad markets because of high penetration in developed domestic markets. Companies such as Colgate-Palmolive and Proctor & Gamble are counting on expansion overseas to drive long-term growth.

    Ultimately, the winners in the dramatic shifts of the second and third quarters included energy stocks and growth sectors such as technology, telecommunications, and biotechnology, while interest rate-sensitive sectors did not fare as well.

Sincerely,

[/S/ ALBERT P. VIRAGH, JR.]
Albert P. (Skip) Viragh, Jr.
Chairman of the Board

                               RYDEX SERIES TRUST

                                  ENERGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                            SHARES    (NOTE 1)
                                         ---------  ----------
COMMON STOCKS 100.0%
BP Amoco Plc., Sponsored ADR...........      4,669  $  517,384
Exxon Corp.............................      5,245     398,292
Mobil Corp.............................      3,810     383,858
Royal Dutch Petroleum Co., NY Shares...      5,219     308,247
Chevron Corp...........................      3,188     282,935
Enron Corp.............................      6,114     252,203
Schlumberger Ltd.......................      3,412     212,610
Atlantic Richfield Co..................      2,206     195,507
Texaco, Inc............................      2,784     175,740
Halliburton Co.........................      4,233     173,553
Phillips Petroleum Co..................      2,438     118,853
Baker Hughes, Inc......................      3,154      91,469
USX-Marathon Group.....................      2,964      86,697
Unocal Corp............................      2,336      86,578
Occidental Petroleum Corp..............      3,668      84,822
Coastal Corp...........................      2,042      83,594
Burlington Resources, Inc..............      1,868      68,649
Vastar Resources, Inc..................      1,026      64,189
Amerada Hess Corp......................        953      58,371
Conoco, Inc. - Class A.................      2,006      55,666
Apache Corp............................      1,198      51,739
Kerr-McGee Corp........................        909      50,052
Diamond Offshore
  Drilling, Inc........................      1,429      47,693
Sonat, Inc.............................      1,160      46,037
Union Pacific Resources Group, Inc.....      2,651      42,582

                                                        MARKET
                                                         VALUE
                                            SHARES    (NOTE 1)
                                         ---------  ----------
EOG Resources, Inc.....................      1,946  $   41,352
Anadarko Petroleum Corp................      1,341      40,984
Tosco Corp.............................      1,605      40,526
Weatherford
  International, Inc.*.................      1,030      32,960
Transocean Offshore, Inc...............      1,058      32,401
Nabors Industries, Inc.*...............      1,227      30,675
Noble Drilling Corp.*..................      1,387      30,341
Global Marine, Inc.*...................      1,833      30,130
R & B Falcon Corp.*....................      2,038      26,749
Ensco International, Inc...............      1,445      26,100
Santa Fe International Corp............      1,210      26,091
Sunoco, Inc............................        953      26,088
Murphy Oil Corp........................        473      25,572
Ashland, Inc...........................        760      25,555
BJ Services Co.*.......................        746      23,732
Ultramar Diamond Shamrock Corp.........        912      23,256
Cooper Cameron Corp.*..................        565      21,329
Smith International, Inc.*.............        520      21,060
Noble Affiliates, Inc..................        600      17,400
Tidewater, Inc.........................        585      14,917
                                                    ----------
    Total Common Stocks
      (Cost $3,411,889)................              4,494,538
                                                    ----------
    Total Investments 100% (Cost
      $3,411,889)......................             $4,494,538
                                                    ==========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     3

                               RYDEX SERIES TRUST

                            FINANCIAL SERVICES FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                      MARKET
                                                       VALUE
                                         SHARES     (NOTE 1)
                                         ------  -----------
COMMON STOCKS 99.3%
American International Group, Inc......  18,240  $ 1,585,740
BankAmerica Corp.......................  20,352    1,133,352
Wells Fargo & Co.......................  19,431      769,953
Fannie Mae.............................  12,098      758,393
Citigroup, Inc.........................  17,110      752,862
Chase Manhattan Corp...................   9,799      738,600
Morgan Stanley Dean Witter & Co........   7,993      712,876
American Express Co....................   5,293      712,570
Bank One Corp..........................  13,817      481,004
First Union Corp.......................  13,525      480,983
Freddie Mac............................   8,200      426,400
Charles Schwab Corp....................  11,584      390,236
Merrill Lynch & Co.....................   5,225      351,055
Associates First Capital Corp.,
  Class A..............................   8,581      308,916
Firstar Corp...........................  11,602      297,307
Bank Of New York Co., Inc..............   8,663      289,669
U.S. Bancorp...........................   8,620      260,216
SunTrust Banks, Inc....................   3,790      249,193
Fleet Financial Group, Inc.............   6,710      245,754
J. P. Morgan & Co., Inc................   2,068      236,269
Allstate Corp..........................   9,406      234,562
Household International, Inc...........   5,630      225,904
MBNA Corp..............................   9,446      215,487
Marsh & McLennan Cos., Inc.............   3,111      213,104
Mellon Bank Corp.......................   6,058      204,458
Washington Mutual, Inc.................   6,823      199,573
Fifth Third Bancorp....................   3,197      194,517
National City Corp.....................   7,283      194,365
Wachovia Corp..........................   2,383      187,363
American General Corp..................   2,935      185,455
PNC Bank Corp..........................   3,487      183,721
CIGNA Corp.............................   2,346      182,402

                                                      MARKET
                                                       VALUE
                                         SHARES     (NOTE 1)
                                         ------  -----------
BankBoston Corp........................   3,502  $   151,899
AXA Financial, Inc.....................   2,640      147,345
KeyCorp................................   5,287      136,471
AFLAC, Inc.............................   3,132      131,153
State Street Corp......................   1,899      122,723
BB&T Corp..............................   3,725      120,597
Northern Trust Corp....................   1,313      109,636
Hartford Financial Services
  Group, Inc...........................   2,663      108,850
Chubb Corp.............................   2,073      103,261
Lincoln National Corp..................   2,342       87,971
Aetna, Inc.............................   1,661       81,803
                                                 -----------
    Total Common Stocks
      (Cost $14,228,836)...............           14,903,968
                                                 -----------

                                            FACE
                                          AMOUNT
                                         -------
REPURCHASE
 AGREEMENTS 0.7%
Repurchase agreements collateralized by
  U.S. Treasury Obligations:
5.20%, due 10/01/99 (Note 2)...........  $49,966       49,966
5.25%, due 10/01/99 (Note 2)...........   25,017       25,017
5.28%, due 10/01/99 (Note 2)...........   25,017       25,017
                                                  -----------
    Total Repurchase
      Agreements
      (Cost $100,000)..................               100,000
                                                  -----------
    Total Investments 100%
      (Cost $14,328,836)...............           $15,003,968
                                                  ===========

See Notes to Financial Statements.     4

                               RYDEX SERIES TRUST

                                HEALTH CARE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
COMMON STOCKS 97.1%
Bristol-Myers Squibb Co................    26,055  $ 1,758,712
Merck & Co., Inc.......................    23,650    1,532,816
Johnson & Johnson......................    15,669    1,439,589
Pfizer, Inc............................    31,941    1,147,880
Eli Lilly & Co.........................    12,713      813,632
Medtronic, Inc.........................    22,753      807,731
Amgen, Inc.*...........................     9,858      803,427
Warner-Lambert Co......................    11,270      748,046
Abbott Laboratories....................    19,174      704,645
Schering-Plough Corp. Wisconsin........    16,012      698,524
Glaxo Welcome Plc., Sponsored ADR......    12,687      659,724
American Home Products Corp............    14,188      588,802
SmithKline Beecham Plc., Sponsored
  ADR..................................     8,844      509,636
Pharmacia & Upjohn, Inc................     9,970      494,761
Baxter International, Inc..............     5,741      345,895
Guidant Corp...........................     5,958      319,498
Cardinal Health, Inc...................     5,406      294,627
Columbia/HCA Healthcare Corp...........    10,713      226,982
Boston Scientific Corp.*...............     8,155      201,327
Biogen, Inc.*..........................     2,332      183,791
United HealthCare Corp.................     3,439      167,436
Becton, Dickinson and Co...............     5,750      161,359
McKesson HBOC, Inc.....................     5,543      160,747
Allergan, Inc..........................     1,302      143,220
Immunex Corp.*.........................     3,237      140,405
Medimmune, Inc.*.......................     1,125      112,113
Tenet Healthcare Corp.*................     6,139      107,816
Stryker Corp...........................     1,912       97,751
ALZA Corp.*............................     2,004       85,796
Genzyme Corp. - General Division*......     1,640       73,903

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
WellPoint Health
  Networks, Inc.*......................     1,296  $    73,871
Bausch & Lomb, Inc.....................     1,120       73,850
Forest Laboratories, Inc.*.............     1,645       69,296
Biomet, Inc............................     2,223       58,493
Watson Pharmaceuticals,
  Inc.*................................     1,889       57,733
Sybron International Corp.*............     2,047       55,013
Gilead Sciences, Inc.*.................       830       53,276
St. Jude Medical, Inc.*................     1,669       52,573
Healthsouth Corp.*.....................     8,182       49,603
C. R. Bard, Inc........................     1,011       47,580
Mylan Laboratories, Inc................     2,547       46,801
Mallinckrodt, Inc......................     1,383       41,749
Health Management Associates, Inc.,
  Class A*.............................     4,996       36,846
HCR Manor Care, Inc.*..................     2,112       36,300
Hillenbrand Industries, Inc............     1,307       34,472
Lincare Holdings, Inc.*................     1,148       30,601
Bergen Brunswig Corp.,
  Class A..............................     2,645       27,442
ICN Pharmaceuticals, Inc...............     1,542       26,503
PacifiCare Health Systems, Inc., Class
  A*...................................       608       26,296
Beckman Coulter, Inc...................       566       25,541
Dentsply International, Inc............     1,042       23,706
Humana, Inc.*..........................     3,305       22,722
Amerisource Health Corp., Class A*.....       956       22,645
Foundation Health Systems, Inc., Class
  A*...................................     2,321       21,904
Oxford Health Plans, Inc.*.............     1,603       20,038
Steris Corp.*..........................     1,327       18,246
Omnicare, Inc..........................     1,799       17,315
Rexall Sundown, Inc.*..................     1,269       15,625
Universal Health Services, Inc., Class
  B*...................................       579       14,982

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     5

                               RYDEX SERIES TRUST

                                HEALTH CARE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
Covance, Inc.*.........................     1,426  $    13,814
Dura Pharmaceuticals, Inc.*............       870       12,126
Total Renal Care
  Holdings, Inc.*......................     1,601       11,907
Perrigo Co.*...........................     1,444       11,371
Quorum Health Group, Inc.*.............     1,440       10,124
                                                   -----------
    Total Common Stocks
      (Cost $16,238,046)...............             16,690,955
                                                   -----------

                                                        MARKET
                                             FACE        VALUE
                                           AMOUNT     (NOTE 1)
                                         --------  -----------
REPURCHASE
 AGREEMENTS 2.9%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  5.20%, due 10/01/99
    (Note 2)...........................  $249,832  $   249,832
  5.25%, due 10/01/99
    (Note 2)...........................   125,084      125,084
  5.28%, due 10/01/99
    (Note 2)...........................   125,084      125,084
                                                   -----------
    Total Repurchase Agreements
      (Cost $500,000)..................                500,000
                                                   -----------
    Total Investments 100% (Cost
      $16,738,046).....................            $17,190,955
                                                   ===========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     6

                               RYDEX SERIES TRUST

                                TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                         MARKET
                                                          VALUE
                                           SHARES      (NOTE 1)
                                         --------  ------------
COMMON STOCKS 99.7%
Microsoft Corp.*.......................   197,024  $ 17,842,986
Intel Corp.............................   185,658    13,796,710
Lucent Technologies, Inc...............   212,375    13,777,805
International Business Machines
  Corp.................................   109,545    13,296,024
Cisco Systems, Inc.*...................   192,095    13,170,513
Hewlett-Packard Co.....................    89,000     8,188,000
America Online, Inc.*..................    68,061     7,078,344
Dell Computer Corp.*...................   167,074     6,985,782
EMC Corp.*.............................    88,868     6,348,508
Sun Microsystems, Inc.*................    67,888     6,313,584
Oracle Corp.*..........................   126,327     5,747,878
Texas Instruments, Inc.................    68,897     5,666,778
Motorola, Inc..........................    53,247     4,685,736
Yahoo!, Inc.*..........................    22,739     4,081,649
Compaq Computer Corp...................   148,467     3,405,462
Computer Associates International,
  Inc..................................    47,139     2,887,264
QUALCOMM, Inc.*........................    14,098     2,667,165
Applied Materials, Inc.*...............    32,915     2,563,256
Automatic Data Processing, Inc.........    54,262     2,421,442
Electronic Data Systems Corp...........    43,230     2,288,488
Tellabs, Inc.*.........................    34,398     1,958,536
Solectron Corp.*.......................    23,663     1,699,299
First Data Corp........................    37,627     1,650,885
BMC Software, Inc.*....................    20,992     1,502,240
Micron Technology, Inc.*...............    21,990     1,463,709
Gateway 2000, Inc.*....................    27,375     1,216,477
At Home Corp., Series A*...............    29,186     1,209,395
Veritas Software Corp.*................    15,667     1,189,713
Unisys Corp.*..........................    24,831     1,120,499
Computer Sciences Corp.*...............    14,029       986,414
Xilinx, Inc.*..........................    13,860       908,263
3Com Corp.*............................    30,869       887,484
CMGI, Inc.*............................     8,355       856,388
Apple Computer, Inc.*..................    13,202       835,852
Compuware Corp.*.......................    31,265       814,844
Analog Devices, Inc.*..................    15,154       776,642

                                                         MARKET
                                                          VALUE
                                           SHARES      (NOTE 1)
                                         --------  ------------
Linear Technology Corp.................    12,558  $    738,175
Altera Corp.*..........................    16,319       707,837
Maxim Integrated Products, Inc.*.......    11,070       698,448
Paychex, Inc...........................    20,212       689,735
RealNetworks, Inc.*....................     5,995       626,852
LSI Logic Corp.*.......................    12,095       622,893
Seagate Technology, Inc.*..............    18,769       578,320
Adobe Systems, Inc.....................     5,075       576,012
Novell, Inc.*..........................    27,600       570,975
Comverse Technology, Inc.*.............     5,736       540,977
Inktomi Corp.*.........................     4,235       508,332
Teradyne, Inc.*........................    14,048       495,192
KLA-Tencor Corp.*......................     7,249       471,185
ADC Telecommunications, Inc.*..........    11,119       466,303
National Semiconductor Co.* ...........    13,863       422,821
                                                   ------------
    Total Common Stocks
      (Cost $161,436,065)..............             171,004,071
                                                   ------------

                                             FACE
                                           AMOUNT
                                         --------
REPURCHASE
 AGREEMENTS 0.3%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  5.20% due 10/01/99
    (Note 2)...........................  $299,799       299,800
  5.25% due 10/01/99
    (Note 2)...........................   150,101       150,100
  5.28% due 10/01/99
    (Note 2)...........................   150,101       150,100
                                                   ------------
    Total Repurchase Agreements
      (Cost $600,000)..................                 600,000
                                                   ------------
    Total Investments 100%
      (Cost $162,036,065)..............            $171,604,071
                                                   ============

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     7

                               RYDEX SERIES TRUST

                              BASIC MATERIALS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                      MARKET
                                                       VALUE
                                          SHARES    (NOTE 1)
                                         -------  ----------
COMMON STOCKS 100.0%
E. I. DuPont de Nemours & Co...........   17,172  $1,045,344
Dow Chemical Co........................    7,700     874,913
Alcoa, Inc.............................   12,851     797,565
International Paper Co.................   14,371     690,744
Weyerhaeuser Co........................    7,031     405,161
PPG Industries, Inc....................    6,085     365,100
Barrick Gold Corp......................   13,774     299,585
Imperial Chemical Industries Plc.,
  Sponsored ADR........................    6,370     275,104
Rohm & Haas Co.........................    7,444     268,915
Union Carbide Corp.....................    4,663     264,917
Praxair, Inc...........................    5,526     254,196
Georgia-Pacific Corp...................    6,016     243,648
Alcan Aluminium, Ltd...................    7,620     238,125
Monsanto Co............................    6,638     236,894
Air Products & Chemicals, Inc..........    7,390     214,772

                                                      MARKET
                                                       VALUE
                                          SHARES    (NOTE 1)
                                         -------  ----------
Fort James Corp........................    7,737  $  206,481
British Steel Plc., Sponsored ADR*.....    6,947     178,885
Champion International Corp............    3,355     172,363
Willamette Industries, Inc.............    3,902     168,274
Nucor Corp.............................    3,058     145,637
Reynolds Metals Co.....................    2,261     136,508
Inco, Ltd..............................    6,346     135,646
Sherwin-Williams Co....................    5,962     124,829
Mead Corp..............................    3,557     122,272
Temple-Inland, Inc.....................    1,953     118,157
                                                  ----------
    Total Common Stocks
      (Cost $7,732,071)................            7,984,035
                                                  ----------
    Total Investments 100%
      (Cost $7,732,071)................           $7,984,035
                                                  ==========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     8

                               RYDEX SERIES TRUST

                             CONSUMER PRODUCTS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                      MARKET
                                                       VALUE
                                            SHARES  (NOTE 1)
                                         ---------  --------
COMMON STOCKS 100.0%
Proctor & Gamble Co....................        397  $ 37,219
Colgate-Palmolive Co...................        478    21,868
Kimberly-Clark Corp....................        399    20,948
Unilever N. V., NY Shares..............        298    20,360
Gillette Co............................        597    20,261
Omnicom Group, Inc.....................        240    19,005
Interpublic Group of Cos., Inc.........        337    13,859
Nike, Inc., Class B....................        216    12,285
Clorox Co..............................        316    12,087
Newell Rubbermaid, Inc.................        380    10,854
Outdoor Systems, Inc.*.................        278     9,938
Cintas Corp............................        167     9,655
Avery Dennison Corp....................        170     8,967
Gucci Group N.V., NY Regular Shares....         89     7,432
Whirlpool Corp.........................        113     7,380

                                                      MARKET
                                                       VALUE
                                            SHARES  (NOTE 1)
                                         ---------  --------
Estee Lauder Cos., Class A.............        185  $  7,227
Black & Decker Corp....................        130     5,939
Leggett & Platt, Inc...................        294     5,788
V. F. Corp.............................        179     5,549
International Flavors & Fragrances,
  Inc..................................        158     5,451
Jones Apparel Group, Inc.*.............        156     4,485
Maytag Corp............................        132     4,397
Dial Corp..............................        155     3,953
Tommy Hilfiger Corp.*..................        140     3,946
Shaw Industries, Inc...................        212     3,365
                                                    --------
    Total Common Stocks
      (Cost $250,347)..................              282,218
                                                    --------
    Total Investments 100%
      (Cost $250,347)..................             $282,218
                                                    ========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     9

                               RYDEX SERIES TRUST

                                  LEISURE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                      MARKET
                                                       VALUE
                                          SHARES    (NOTE 1)
                                         -------  ----------
COMMON STOCKS 100.0%
Time Warner, Inc.......................    6,200  $  376,650
Walt Disney Co.........................   11,280     291,870
America Online, Inc....................    2,215     230,360
Anheuser-Busch Cos., Inc...............    2,599     182,092
CBS Corp.*.............................    3,885     179,681
Viacom, Inc., Class B..................    3,812     161,057
McDonald's Corp........................    3,694     158,842
Comcast Corp., Special Class A.........    3,823     152,442
Cox Communications, Inc., Class A......    3,592     149,966
Carnival Corp..........................    3,355     145,943
Clear Channel Communications, Inc.*....    1,815     144,973
Gannett Co., Inc.......................    1,716     118,726
Philip Morris Cos., Inc................    3,296     112,682
Seagram Co., Ltd.......................    2,474     112,567
Cendant Corp.*.........................    5,283      93,773
Tribune Co.............................    1,617      80,446
McGraw-Hill Cos., Inc..................    1,355      65,548
At Home Corp., Series A................    1,471      60,955

                                                      MARKET
                                                       VALUE
                                          SHARES    (NOTE 1)
                                         -------  ----------
AMFM, Inc.*............................      976  $   59,414
News Corp., Ltd., Sponsored ADR........    2,065      58,723
Marriott International, Inc.,
  Class A..............................    1,704      55,700
Harley-Davidson, Inc...................    1,049      52,516
Royal Caribbean Cruises, Ltd...........    1,154      51,930
New York Times Co., Class A............    1,193      44,738
Tricon Global Restaurants, Inc.*.......    1,049      42,943
Mattel, Inc............................    1,962      37,278
USA Networks, Inc.*....................      888      34,410
Dun & Bradstreet Corp..................    1,121      33,490
Galileo International, Inc.............      714      28,739
Hasbro, Inc............................    1,335      28,618
                                                  ----------
  Total Common Stocks
    (Cost $3,208,637)..................            3,347,072
                                                  ----------
  Total Investments 100%
    (Cost $3,208,637)..................           $3,347,072
                                                  ==========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     10

                               RYDEX SERIES TRUST

                                 RETAILING FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                      MARKET
                                                       VALUE
                                          SHARES    (NOTE 1)
                                         -------  ----------
COMMON STOCKS 100.0%
Wal-Mart Stores, Inc...................   22,408  $1,065,780
Home Depot, Inc........................   14,093     967,132
McDonald's Corp........................   13,643     586,649
Amazon.com, Inc.*......................    3,585     286,576
Walgreen Co............................   11,229     284,936
Gap, Inc...............................    8,636     276,352
Dayton Hudson Corp.....................    4,452     267,398
Lowe's Cos., Inc.......................    4,268     208,065
CVS Corp...............................    4,383     178,881
Costco Wholesale Corp.*................    2,449     176,328
Best Buy Co., Inc.*....................    2,281     141,565
May Department Stores Co...............    3,739     136,240
Sears, Roebuck & Co....................    4,257     133,563
Kohl's Corp.*..........................    1,820     120,348
Staples, Inc.*.........................    5,201     113,447
Tandy Corp.............................    2,162     111,748

                                                      MARKET
                                                       VALUE
                                          SHARES    (NOTE 1)
                                         -------  ----------
Intimate Brands, Inc...................    2,785  $  108,441
Federated Department Stores, Inc.*.....    2,345     102,447
J. C. Penney Co., Inc..................    2,910     100,031
Tiffany & Co...........................    3,555      99,762
Circuit City Stores - Circuit City
  Group, Inc...........................    2,277      96,061
Dollar General Corp....................    2,972      91,761
Limited, Inc...........................    2,396      91,647
Tricon Global Restaurants, Inc.*.......    1,722      70,494
Kmart Corp.*...........................    5,540      64,749
                                                  ----------
    Total Common Stocks
      (Cost $5,281,959)................            5,880,401
                                                  ----------
    Total Investments 100%
      (Cost $5,281,959)................           $5,880,401
                                                  ==========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     11

                               RYDEX SERIES TRUST

                            TELECOMMUNICATIONS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
COMMON STOCKS 99.8%
Lucent Technologies, Inc...............   133,964  $ 8,690,914
Vodafone Group Plc., Sponsored ADR.....    30,203    7,180,763
AT&T Corp..............................   157,147    6,835,894
MCI WorldCom, Inc.*....................    86,982    6,251,831
Nokia Corp., Class A, Sponsored ADR....    56,296    5,056,085
BellSouth Corp.........................    87,562    3,940,290
SBC Communications, Inc................    75,005    3,829,943
Nortel Networks Corp...................    74,160    3,782,160
GTE Corp...............................    47,165    3,625,809
Bell Atlantic Corp.....................    50,698    3,412,609
Ameritech Corp.........................    49,257    3,309,455
LM Ericsson Telephone Co., Series B,
  Sponsored ADR........................    97,571    3,049,094
Sprint Corp., FON Group................    42,688    2,315,824
Sprint PCS Group*......................    23,441    1,747,820
BCE, Inc...............................    34,823    1,734,621
QUALCOMM, Inc.*........................     8,778    1,660,688
U.S. West, Inc.........................    27,563    1,572,814
Alcatel Alsthom S.A....................    54,132    1,502,163
Cable & Wireless Plc., Sponsored ADR...    43,948    1,455,778
British Telecomm Plc., Sponsored ADR...     8,883    1,376,310
Global Crossing, Ltd.*.................    48,256    1,285,951
Tellabs, Inc.*.........................    21,420    1,219,601
Qwest Communications International,
  Inc.*................................    40,830    1,207,037
Alltel Corp............................    16,695    1,174,911
Nextel Communications, Inc., Class
  A*...................................    17,169    1,164,273
Telefonos de Mexico, S.A., Sponsored
  ADR..................................    14,223    1,013,389

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
General Instrument Corp.*..............     9,472  $   455,840
NTL, Inc.*.............................     4,351      418,104
ADC Telecommunications, Inc.*..........     9,665      405,326
Century Telephone Enterprises, Inc.....     9,951      404,259
Ciena Corp.*...........................     9,815      358,247
Telephone and Data Systems.............     3,887      345,214
McLeod USA, Inc., Class A*.............     8,048      342,543
Newbridge Networks Corp.*..............    12,664      330,055
PanAmSat Corp.*........................     7,979      288,241
                                                   -----------
    Total Common Stocks
      (Cost $78,088,878)...............             82,743,856
                                                   -----------

                                             FACE
                                           AMOUNT
                                         --------
REPURCHASE
 AGREEMENTS 0.2%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  5.20% due 10/01/99 (Note 2)..........  $ 99,934       99,934
  5.25% due 10/01/99 (Note 2)..........    50,033       50,033
  5.28% due 04/01/99 (Note 2)..........    50,033       50,033
                                                   -----------
    Total Repurchase Agreements
      (Cost $200,000)..................                200,000
                                                   -----------
    Total Investments 100%
      (Cost $78,288,878)...............            $82,943,856
                                                   ===========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     12

                               RYDEX SERIES TRUST

                              TRANSPORTATION FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                      MARKET
                                                       VALUE
                                          SHARES    (NOTE 1)
                                         -------  ----------
COMMON STOCKS 100.0%
FDX Corp.*.............................   11,937  $  462,559
Burlington Northern Santa Fe Corp......   13,025     358,187
Union Pacific Corp.....................    7,439     357,537
AMR Corp.*.............................    6,025     328,362
Southwest Airlines Co..................   20,172     306,362
Goodyear Tire & Rubber Co..............    6,256     301,070
Norfolk Southern Corp..................   11,421     279,815
CSX Corp...............................    6,534     276,878
Delta Air Lines, Inc...................    5,617     272,424
Dana Corp..............................    6,634     246,314
TRW, Inc...............................    4,852     241,387
Canadian National Railway Co...........    7,637     231,496
Kansas City Southern
  Industries, Inc......................    4,422     205,347
Genuine Parts Co.......................    7,166     190,347
PACCAR, Inc............................    3,134     159,442
Magna International, Inc., Class A.....    3,168     157,410
UAL Corp.*.............................    2,120     138,463
Navistar International Corp............    2,613     121,505
Lear Corp.*............................    2,675      94,127

                                                      MARKET
                                                       VALUE
                                          SHARES    (NOTE 1)
                                         -------  ----------
Northwest Airlines Corp.*..............    3,374  $   86,037
Federal-Mogul Corp.....................    2,816      77,616
US Airways Group, Inc.*................    2,865      75,206
CNF Transportation, Inc................    1,935      72,079
Expeditors International of
  Washington, Inc......................    2,008      64,444
Comair Holdings, Inc...................    3,828      63,888
GATX Corp..............................    1,983      61,597
Cooper Tire & Rubber Co................    3,036      53,509
Swift Transporation Co., Inc.*.........    2,572      50,636
USFreightways Corp.....................    1,061      50,265
Borg-Warner Automotive, Inc............    1,069      45,967
Newport News Shipbuilding,
  Inc..................................    1,385      44,753
Alaska Airgroup, Inc.*.................    1,056      42,966
Airborne Freight Corp..................    1,947      41,009
Tower Automotive, Inc..................    1,873      37,109
Eagle USA Airfreight, Inc..............    1,144      34,249
    Total Common Stocks
      (Cost $5,585,308)................            5,630,362
                                                  ----------
    Total Investments 100%
      (Cost $5,585,308)................           $5,630,362
                                                  ==========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     13

                               RYDEX SERIES TRUST

                              ENERGY SERVICES FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
COMMON STOCKS 98.8%
Schlumberger Ltd.......................    66,295   $4,131,008
Halliburton Co.........................    99,948    4,097,868
Baker Hughes, Inc......................    66,133    1,917,874
Diamond Offshore Drilling,
  Inc..................................    40,097    1,338,237
Weatherford International, Inc.*.......    30,350      971,200
Transocean Offshore, Inc...............    31,249      957,001
Noble Drilling Corp.*..................    40,820      892,938
Global Marine, Inc.*...................    53,737      883,302
Nabors Industries, Inc.*...............    33,251      831,275
R & B Falcon Corp.*....................    60,091      788,694
Ensco International, Inc...............    42,598      769,426
BJ Services Co.*.......................    21,952      698,348
Cooper Cameron Corp.*..................    16,559      625,102
Smith International, Inc.*.............    15,188      615,114
Tidewater, Inc.........................    17,272      440,436
Rowan Cos., Inc.*......................    25,815      419,494
Helmerich & Payne, Inc.................    15,361      388,825
McDermott International, Inc...........    18,412      372,843
Eastern Enterprises....................     7,032      326,549
National-Oilwell, Inc.*................    17,504      287,722
Marine Drilling Co., Inc.*.............    16,311      257,918
Varco International, Inc.*.............    20,210      246,309
Global Industries Ltd.*................    28,222      229,304
Pride International, Inc.*.............    15,670      222,318
Seacor Smit, Inc.*.....................     3,776      193,520
Western Gas Resources, Inc.............     9,990      186,688
Tuboscope, Inc.*.......................    13,751      171,028
Newpark Resources, Inc.*...............    21,407      165,904

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
Houston Exploration Co.*...............     7,425  $   161,030
Veritas DGC, Inc.*.....................     7,129      137,233
Carbo Ceramics, Inc....................     4,538      124,795
Oceaneering International, Inc.*.......     7,033      118,242
Parker Drilling Co.*...................    23,954      106,296
Input/Output, Inc.*....................    15,693      103,966
                                                   -----------
    Total Common Stocks (Cost
      $16,904,598).....................             24,177,807
                                                   -----------

                                             FACE
                                           AMOUNT
                                         --------
REPURCHASE
 AGREEMENTS 1.2%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  5.20% due 10/01/99 (Note 2)..........  $149,900      149,900
  5.25% due 10/01/99 (Note 2)..........    75,050       75,050
  5.28% due 10/01/99 (Note 2)..........    75,050       75,050
                                                   -----------
    Total Repurchase Agreements
      (Cost $300,000)..................                300,000
                                                   -----------
    Total Investments 100%
      (Cost $17,204,598)...............            $24,477,807
                                                   ===========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     14

                               RYDEX SERIES TRUST

                                  BANKING FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                      MARKET
                                                       VALUE
                                          SHARES    (NOTE 1)
                                         -------  ----------
COMMON STOCKS 100.0%
BankAmerica Corp.......................   15,266  $  850,125
Wells Fargo Co.........................   19,434     770,072
Chase Manhattan Corp...................    9,809     739,353
Bank One Corp..........................   13,820     481,109
First Union Corp.......................   13,527     481,054
Firstar Corp...........................   11,604     297,365
Bank of New York Co., Inc..............    8,664     289,703
U.S. Bancorp...........................    8,621     260,246
SunTrust Banks, Inc....................    3,791     249,258
Fleet Financial Group, Inc.............    6,711     245,790
J. P. Morgan & Co., Inc................    2,069     236,383
Mellon Bank Corp.......................    6,059     204,491
Washington Mutual, Inc.................    6,824     199,602
Fifth Third Bancorp....................    3,197     194,518
National City Corp.....................    7,284     194,392
Wachovia Corp..........................    2,383     187,363
PNC Bank Corp..........................    3,488     183,774
BankBoston Corp........................    3,503     151,943

                                                      MARKET
                                                       VALUE
                                          SHARES    (NOTE 1)
                                         -------  ----------
KeyCorp................................    5,288  $  136,497
State Street Corp......................    1,900     122,788
BB&T Corp..............................    3,726     120,629
Northern Trust Corp....................    1,314     109,719
Comerica, Inc..........................    1,842      93,251
Regions Financial Corp.................    2,638      79,140
Republic New York Corp.................    1,235      75,875
Huntington Bancshares, Inc.............    2,714      72,091
Southtrust Corp........................    1,973      70,781
UnionBanCal Corp.......................    1,940      70,325
Marshall & Ilsley Corp.................    1,215      69,331
Union Planters Corp....................    1,685      68,664
                                                  ----------
    Total Common Stocks
      (Cost $7,226,894)................            7,305,632
                                                  ----------
    Total Investments 100% (Cost
      $7,226,894)......................           $7,305,632
                                                  ==========

See Notes to Financial Statements.     15

                               RYDEX SERIES TRUST

                               BIOTECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
COMMON STOCKS 97.3%
Amgen, Inc.*...........................   138,108  $11,255,802
Biogen, Inc.*..........................    69,561    5,482,276
MedImmune, Inc.*.......................    36,839    3,671,237
Immunex Corp.*.........................    80,130    3,475,639
Chiron Corp.*..........................    94,080    2,604,840
Genzyme Corp. - General Division*......    40,911    1,843,552
Gilead Sciences, Inc.*.................    27,541    1,767,788
Affymetrix, Inc.*......................    15,870    1,562,203
Millennium Pharmaceuticals, Inc.*......    23,557    1,531,205
Centocor, Inc.*........................    25,501    1,493,402
BioChem Pharma, Inc.*..................    56,669    1,356,514
IDEC Pharmaceuticals Corp.* ...........    13,470    1,266,601
Andrx Corp.*...........................    20,538    1,202,115
Pioneer Hi-Bred International, Inc.....    30,165    1,200,944
Human Genome Sciences, Inc.*...........    15,036    1,108,905
ICOS Corp.*............................    28,941      853,760
ALZA Corp.*............................    17,544      751,103
Enzon, Inc.*...........................    23,738      724,009
Transkaryotic Therapies, Inc.* ........    12,679      651,384
Vertex Pharmaceuticals, Inc.* .........    16,709      519,023
Triangle Pharmaceuticals, Inc.*........    25,013      481,500
Enzo Biochem, Inc.*....................    16,310      462,796
Alkermes, Inc.*........................    15,943      459,358
Protein Design Labs, Inc.*.............    11,859      428,406
Incyte Pharmaceuticals, Inc.*..........    18,276      422,633
Cephalon, Inc.*........................    20,252      363,903
SuperGen, Inc.*........................    14,848      340,576
Inhale Therapeutic Systems, Inc.*......    11,178      339,532
Pharmacyclics, Inc.*...................     8,111      331,537

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------

Bio-Technology General Corp.*..........    33,413  $   320,556
COR Therapeutics, Inc.*................    16,128      306,432
Aviron*................................    10,352      251,036
Ligand Pharmaceuticals, Inc., Class
  B*...................................    30,500      232,563
Sicor, Inc.*...........................    57,948      229,981
Isis Pharmaceuticals, Inc.*............    19,091      213,581
EntreMed, Inc.*........................     9,599      206,379
Liposome Co., Inc.*....................    25,201      191,764
PathoGenesis Corp.*....................    10,796      165,989
Cell Genesys, Inc.*....................    20,986      165,265
Neurogen Corp.*........................     9,641      160,282
Coulter Pharmaceutical, Inc.* .........    11,017      153,549
Organogenesis, Inc.*...................    19,949      148,371
Vical, Inc.*...........................    10,595      146,343
Alliance Pharmaceutical Corp.*.........    27,900      141,244
Geltex Pharmaceuticals, Inc.*..........    11,684      129,985
Miravant Medical Technologies*.........    12,463      126,188
Aphton Corp.*..........................     9,444      125,133
Amylin Pharmaceuticals, Inc.* .........    25,793      122,517
Geron Corp.*...........................    11,410      119,805
Alexion Pharmaceuticals, Inc.*.........     7,810      115,198
Advanced Tissue Sciences, Inc.*........    36,289      111,702
Myriad Genetics, Inc.*.................     6,514      110,738
CryoLife, Inc.*........................     8,496      106,200
XOMA Ltd.*.............................    35,797      105,154
Algo Pharmaceuticals Corp.*............    12,021      102,179
Creative BioMolecules, Inc.*...........    25,471       95,516
Cytogen Corp.*.........................    47,583       95,166
Genzyme Transgenics Corp.* ............    13,887       93,737
Immune Response Corp.*.................    17,222       83,957
Biomira, Inc.*.........................    30,693       82,487
Genelabs Technologies, Inc.*...........    27,581       78,433

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     16

                               RYDEX SERIES TRUST

                               BIOTECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
Regeneron Pharmaceuticals, Inc.*.......     9,579  $    77,829
Serologicals Corp.*....................    16,277       69,179
Martek Biosciences Corp.*..............    11,413       65,625
Vivus, Inc.*...........................    22,242       63,251
Maxim Pharmaceuticals, Inc.*...........     7,062       60,468
Scios, Inc.*...........................    15,976       58,912
NeoPath, Inc.*.........................    12,075       58,111
Texas Biotechnology Corp.*.............    14,218       55,983
ArQule, Inc.*..........................     8,801       54,456
Diacrin, Inc.*.........................     9,944       52,827
Genome Therapeutics Corp.* ............    12,774       51,096
Hyseq, Inc.*...........................     9,011       44,492
Immunomedics, Inc.*....................    26,223       35,237
Ribi Immunochem Research, Inc.*........    14,836       33,381
Genzyme Corp. - Tissue Repair*.........    15,482       29,513
Sonus Pharmaceuticals, Inc.* ..........     6,219       20,600
Pharmacia & Upjohn, Inc................         1           33
                                                   -----------
    Total Common Stocks
      (Cost $37,244,722)...............             53,620,966
                                                   -----------

                                                        MARKET
                                             FACE        VALUE
                                           AMOUNT     (NOTE 1)
                                         --------  -----------
REPURCHASE
 AGREEMENTS 2.7%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  5.20% due 10/01/99
    (Note 2)...........................  $749,498  $   749,498
  5.25% due 10/01/99
    (Note 2)...........................   375,251      375,251
  5.28% due 10/01/99
    (Note 2)...........................   375,251      375,251
                                                   -----------
    Total Repurchase Agreements
      (Cost $1,500,000)................              1,500,000
                                                   -----------
    Total Investments 100%
      (Cost $38,744,722)...............            $55,120,966
                                                   ===========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     17

                               RYDEX SERIES TRUST

                                ELECTRONICS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
COMMON STOCKS 97.9%
Intel Corp.............................    91,737  $ 6,817,231
EMC Corp.*.............................    79,764    5,698,141
Texas Instruments, Inc.................    61,086    5,024,324
Motorola, Inc..........................    47,924    4,217,312
Solectron Corp.*.......................    31,314    2,248,737
JDS Uniphase Corp.*....................    19,576    2,227,994
Applied Materials, Inc.*...............    28,285    2,202,694
Micron Technology, Inc.*...............    29,024    1,931,910
Xilinx, Inc.*..........................    18,273    1,197,453
ASM Lithography Holding, N. V.*........    16,100    1,079,706
Linear Technology Corp.................    17,801    1,046,365
Analog Devices, Inc.*..................    20,053    1,027,716
Altera Corp.*..........................    23,079    1,001,052
Maxim Integrated Products, Inc.*.......    15,677      989,121
Broadcom Corp., Class A*...............     8,285      903,065
LSI Logic Corp.*.......................    17,145      882,967
Seagate Technology, Inc.*..............    26,532      817,517
Vitesse Semiconductor Corp.*...........     8,902      760,008
STMicroelectronics, N.V................     9,893      732,082
Teradyne, Inc.*........................    19,808      698,232
PMC-Sierra, Inc.*......................     7,357      680,522
KLA Tencor Corp.*......................     9,864      641,160
National Semiconductor Corp.*..........    18,834      574,437
Sanmina Corp.*.........................     6,500      502,938
Atmel Corp.*...........................    11,133      376,435
SCI Systems, Inc.*.....................     8,038      357,189
Applied Micro Circuits Corp.*..........     5,948      339,036
AVX Corp...............................     9,630      338,254
Symbol Technologies, Inc...............     9,833      330,635
Thomas & Betts Corp....................     6,342      323,442
Flextronics International, Ltd.*.......     5,545      322,650
Molex, Inc.............................     8,504      309,333
Novellus Systems, Inc.*................     4,336      292,409
Microchip Technology, Inc.*............     5,658      290,680

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
Advanced Micro Devices, Inc.*..........    16,400  $   281,875
LAM Research Corp.*....................     4,334      264,374
Cypress Semiconductor Corp.*...........    11,699      251,528
ASE Test Ltd.*.........................     9,361      227,004
Taiwan Semiconductor, Sponsored ADR....     7,412      218,680
Storage Technology Corp.*..............    11,164      214,907
Micrel, Inc.*..........................     4,899      212,494
Sandisk Corp.*.........................     3,230      210,556
Vishay Intertechnology, Inc.*..........     8,849      210,164
Arrow Electronics, Inc.*...............    11,612      204,661
Tektronix, Inc.........................     5,611      187,968
Rambus, Inc.*..........................     2,809      186,096
Integrated Device Tech, Inc.*..........     9,871      182,613
Quantum Corp.*.........................    12,816      180,225
Avnet, Inc.............................     4,186      175,812
                                                   -----------
    Total Common Stocks
      (Cost $31,451,023)...............             50,391,704
                                                   -----------

                                             FACE
                                           AMOUNT
                                         --------
REPURCHASE
 AGREEMENTS 2.1%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  5.20% due 10/01/99 (Note 2)..........  $549,632      549,632
  5.25% due 10/01/99 (Note 2)..........   275,184      275,184
  5.28% due 10/01/99 (Note 2)..........   275,184      275,184
                                                   -----------
    Total Repurchase Agreements
      (Cost $1,100,000)................              1,100,000
                                                   -----------
    Total Investments 100% (Cost
      $32,551,023).....................            $51,491,704
                                                   ===========

* Non-Income Producing Securities

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                              PRECIOUS METALS FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                        MARKET
                                                         VALUE
                                           SHARES     (NOTE 1)
                                         --------  -----------
COMMON STOCKS 98.1%
Barrick Gold Corp......................   856,490  $18,628,657
Placer Dome, Inc.......................   668,220    9,939,773
Newmont Mining Corp....................   343,871    8,897,668
Freeport-McMoRan Copper & Gold, Inc.,
  Class B..............................   335,536    5,221,779
Homestake Mining Co....................   534,153    4,907,531
Ashanti Goldfields Co., Ltd., Sponsored
  GDR..................................   248,423    1,956,331
Battle Mountain Gold Co................   471,799    1,533,347
Stillwater Mining Co.*.................    34,871      937,158
Hecla Mining Co.*......................   136,878      402,079
Anglogold, Ltd., Sponsored ADR.........     9,000      282,937
Coeur d'Alene Mines Corp.*.............    44,955      210,727
                                                   -----------
    Total Common Stocks
      (Cost $44,129,859)...............             52,917,987
                                                   -----------


                                         CONTRACTS
                                         --------
OPTIONS PURCHASED 0.6%
Call Options on:
  XAU Index, Expiring October 1999 with
    strike 50..........................    10,000      298,750
                                                   -----------
    Total Options Purchased
      (Cost $150,300)..................                298,750
                                                   -----------

                                                        MARKET
                                             FACE        VALUE
                                           AMOUNT     (NOTE 1)
                                         --------  -----------
REPURCHASE
 AGREEMENTS 1.3%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations:
  5.20% due 10/01/99
    (Note 2)...........................  $349,766  $   349,766
  5.25% due 10/01/99
    (Note 2)...........................   175,117      175,117
  5.28% due 10/01/99
    (Note 2)...........................   175,117      175,117
                                                   -----------
    Total Repurchase Agreements
      (Cost $700,000)..................                700,000
                                                   -----------
    Total Investments 100%
      (Cost $44,980,159)...............            $53,916,737
                                                   ===========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.     19

                               RYDEX SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                                       FINANCIAL                                   BASIC
                                             ENERGY     SERVICES  HEALTH CARE    TECHNOLOGY    MATERIALS
                                               FUND         FUND         FUND          FUND         FUND
                                         ----------  -----------  -----------  ------------  -----------
ASSETS
  Repurchase Agreements................  $   --      $   100,000  $   500,000  $    600,000  $   --
  Investment Securities................   4,494,538   14,903,968   16,690,955   171,004,071    7,984,035
                                         ----------  -----------  -----------  ------------  -----------
  Securities at Value (Note 1) - See
    Accompanying Schedules.............   4,494,538   15,003,968   17,190,955   171,604,071    7,984,035
  Receivable for Securities Sold.......      --          --        38,551,027       --           --
  Investment Income Receivable.........      55,872      --            16,652         4,739        9,729
  Cash in Custodian Bank...............      12,857       21,213       72,928        14,974       17,460
  Receivable for Shares Purchased......     336,136   11,429,818    8,247,521   132,463,088    6,007,106
  Other Assets.........................      --          --            54,046       --                 7
                                         ----------  -----------  -----------  ------------  -----------
    Total Assets.......................   4,899,403   26,454,999   64,133,129   304,086,872   14,018,337
                                         ----------  -----------  -----------  ------------  -----------
LIABILITIES
  Payable for Securities Purchased.....     186,710   11,191,106      --        128,491,694    1,850,778
  Liability for Shares Redeemed........     125,760       28,052   47,462,259     2,994,168    4,142,104
  Investment Advisory Fee Payable......       9,013        5,610       45,869        59,817        1,437
  Transfer Agent Fee Payable...........       2,651        1,650       13,491        17,593          423
  Distribution and Service Fee
    Payable............................         320          529       22,288         8,407      --
  Other Liabilities....................      33,840       79,274        4,228       104,380       12,166
                                         ----------  -----------  -----------  ------------  -----------
    Total Liabilities..................     358,294   11,306,221   47,548,135   131,676,059    6,006,908
                                         ----------  -----------  -----------  ------------  -----------
NET ASSETS.............................  $4,541,109  $15,148,778  $16,584,994  $172,410,813  $ 8,011,429
                                         ==========  ===========  ===========  ============  ===========
INVESTOR CLASS:
  Net Assets...........................  $4,338,362  $12,469,473  $14,637,710  $113,310,946  $ 7,979,053
  Shares Outstanding...................     435,297    1,446,430    1,531,128     5,693,585      947,351
  Net Asset Value Per Share............       $9.97        $8.62        $9.56        $19.90        $8.42
ADVISOR CLASS:
  Net Assets...........................    $202,747   $2,679,305   $1,947,284   $59,099,867      $32,376
  Shares Outstanding...................      20,368      311,896      205,735     2,996,973        3,871
  Net Asset Value Per Share............       $9.95        $8.59        $9.47        $19.72        $8.36

See Notes to Financial Statements.     20

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                         CONSUMER                                   TELE-
                                         PRODUCTS     LEISURE    RETAILING  COMMUNICATIONS    TRANSPORTATION
                                             FUND        FUND         FUND           FUND              FUND
                                         --------  ----------  -----------  ---------------   ---------------
ASSETS
  Repurchase Agreements................  $  --     $   --      $   --         $   200,000     $    --
  Investment Securities................   282,218   3,347,072    5,880,401     82,743,856         5,630,362
                                         --------  ----------  -----------    -----------     -------------
  Securities at Value (Note 1) - See
    Accompanying Schedules.............   282,218   3,347,072    5,880,401     82,943,856         5,630,362
  Receivable for Securities Sold.......     6,849      --          --            --                --
  Investment Income Receivable.........     1,096       5,185        5,913         37,141          --
  Cash in Custodian Bank...............    50,068      32,515       85,893         98,502            16,197
  Receivable for Shares Purchased......     --      2,323,192   51,996,933     57,576,238         4,746,730
  Other Assets.........................     --          2,715      --            --                   1,803
                                         --------  ----------  -----------    -----------     -------------
    Total Assets.......................   340,231   5,710,679   57,969,140    140,655,737        10,395,092
                                         --------  ----------  -----------    -----------     -------------
LIABILITIES
  Payable for Securities Purchased.....     --        856,570      --          58,308,244         4,560,379
  Liability for Shares Redeemed........     4,200   1,467,133       11,146         64,286           116,910
  Investment Advisory Fee Payable......       735       2,464        5,089         14,700               520
  Transfer Agent Fee Payable...........       216         725        1,497          4,324               185
  Distribution and Service Fee
    Payable............................        91         217        1,718          1,582                 6
  Other Liabilities....................    47,045       8,873       33,534         65,305            12,158
                                         --------  ----------  -----------    -----------     -------------
    Total Liabilities..................    52,287   2,335,982       52,984     58,458,441         4,690,158
                                         --------  ----------  -----------    -----------     -------------
NET ASSETS.............................  $287,944  $3,374,697  $57,916,156    $82,197,296     $   5,704,934
                                         ========  ==========  ===========    ===========     =============
INVESTOR CLASS:
  Net Asset............................  $256,736  $1,320,657  $ 6,415,119    $29,314,488     $   5,695,565
  Shares Outstanding...................    32,505     132,565      529,651      2,020,038           827,936
  Net Asset Value Per Share............     $7.90       $9.96       $12.11         $14.51             $6.88
ADVISOR CLASS:
  Net Assets...........................   $31,208  $2,054,040  $51,501,037    $52,882,808            $9,369
  Shares Outstanding...................     3,968     208,531    4,263,290      3,685,193             1,376
  Net Asset Value Per Share............     $7.86       $9.85       $12.08         $14.35             $6.81

See Notes to Financial Statements.     21

                               RYDEX SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                              September 30, 1999

--------------------------------------------------------------------------------

                                              ENERGY                        BIO-                       PRECIOUS
                                            SERVICES        BANKING   TECHNOLOGY     ELECTRONICS         METALS
                                                FUND           FUND         FUND            FUND           FUND
                                         -----------  -------------  -----------  --------------  -------------
ASSETS
  Repurchase Agreements................  $   300,000  $    --        $ 1,500,000  $    1,100,000  $     700,000
  Investment Securities................   24,177,807      7,305,632   53,620,966      50,391,704     53,216,737
                                         -----------  -------------  -----------  --------------  -------------
  Securities at Value (Note 1) - See
    Accompanying Schedules.............   24,477,807      7,305,632   55,120,966      51,491,704     53,916,737
  Receivable for Securities Sold.......      505,868             22   59,388,134      48,537,250      5,480,715
  Investment Income Receivable.........       35,606       --              7,338          23,469         30,122
  Cash in Custodian Bank...............       60,220         69,501       65,431          96,487         12,749
  Receivable for Shares Purchased......    2,867,212      5,894,219      768,748       2,617,767      1,420,323
                                         -----------  -------------  -----------  --------------  -------------
    Total Assets.......................   27,946,713     13,269,374  115,350,617     102,766,677     60,860,646
                                         -----------  -------------  -----------  --------------  -------------
LIABILITIES
  Payable for Securities Purchased.....      --           5,798,883      --             --             --
  Liability for Shares Redeemed........    3,343,711            658   60,541,003      50,873,657      6,228,696
  Investment Advisory Fee Payable......       25,245          2,943      126,108          95,896         19,800
  Transfer Agent Fee Payable...........        7,425            866       37,091          28,205          5,280
  Distribution and Service Fee
    Payable............................        2,355          1,306       30,529          27,860       --
  Other Liabilities....................      128,269         48,989      113,601          31,660         62,109
                                         -----------  -------------  -----------  --------------  -------------
    Total Liabilities..................    3,507,005      5,853,645   60,848,332      51,057,278      6,315,885
                                         -----------  -------------  -----------  --------------  -------------
NET ASSETS.............................  $24,439,708  $   7,415,729  $54,502,285  $   51,709,399  $  54,544,761
                                         ===========  =============  ===========  ==============  =============
INVESTOR CLASS:
  Net Assets...........................  $23,989,574  $   4,898,654  $47,068,949  $   49,442,622  $  54,544,761
  Shares Outstanding...................    3,557,357        656,614    2,967,670       2,626,620     10,208,157
  Net Asset Value Per Share............        $6.74          $7.46       $15.86          $18.82          $5.34
ADVISOR CLASS:
  Net Assets...........................     $450,134     $2,517,075   $7,433,336      $2,266,777            N/A
  Shares Outstanding...................       66,944        338,759      474,216         121,452
  Net Asset Value Per Share............        $6.72          $7.43       $15.68          $18.66

See Notes to Financial Statements.     22

                               RYDEX SERIES TRUST

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
                                                 Period Ended September 30, 1999

--------------------------------------------------------------------------------

                                                      FINANCIAL       HEALTH                    BASIC
                                            ENERGY     SERVICES         CARE   TECHNOLOGY   MATERIALS
                                              FUND         FUND         FUND         FUND        FUND
                                         ---------  -----------  -----------  -----------  ----------
INVESTMENT INCOME
  Interest.............................  $   2,420  $     4,939  $     4,714  $    16,792  $    3,179
  Dividends, Net of Foreign Taxes
    Withheld...........................    221,740      133,388      119,158      (31,860)    385,547
                                         ---------  -----------  -----------  -----------  ----------
    Total Income.......................    224,160      138,327      123,872      (15,068)    388,726
                                         ---------  -----------  -----------  -----------  ----------
EXPENSES
  Advisory Fees (Note 3)...............     70,038       77,471      110,790      298,461      83,637
  Transfer Agent Fees (Note 3).........     18,761       22,786       32,585       87,783      24,599
  Audit and Outside Services...........      1,745        3,096        2,016        6,366       2,643
  Accounting Fees (Note 3).............      6,983        8,537        7,728       18,537       8,475
  Legal................................        612        1,100          749        2,224         685
  Registration Fees....................      3,572        5,393       10,116       13,224       6,179
  Custodian Fees.......................     21,164       23,208       20,789       35,095      18,506
  Distribution Fees--Advisor Class
    (Note 3)...........................      2,234        1,526       12,782       24,187       3,880
  Servicing Fees--Advisor Class (Note
    3).................................      2,234        1,526       12,782       24,187       3,880
  Miscellaneous........................        273      --           --           --            8,298
                                         ---------  -----------  -----------  -----------  ----------
    Total Expenses.....................    127,616      144,643      210,337      510,064     160,782
    Custodian Fees Paid Indirectly
      (Note 4).........................        477          554          774        2,060         583
                                         ---------  -----------  -----------  -----------  ----------
    Net Expenses.......................    127,139      144,089      209,563      508,004     160,199
                                         ---------  -----------  -----------  -----------  ----------
Net Investment Income (Loss)...........     97,021       (5,762)     (85,691)    (523,072)    228,527
                                         ---------  -----------  -----------  -----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) on Investment
  Securities...........................    (84,895)    (658,730)  (7,413,378)  (1,533,434)  2,000,070
Net Change in Unrealized Appreciation
  (Depreciation) on Investments........    (50,917)  (2,365,539)  (1,388,814)   1,518,047     168,762
                                         ---------  -----------  -----------  -----------  ----------
  Net Gain (Loss) on Investments.......   (135,812)  (3,024,269)  (8,802,192)     (15,387)  2,168,832
                                         ---------  -----------  -----------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM
  OPERATIONS...........................  $ (38,791) $(3,030,031) $(8,887,883) $  (538,459) $2,397,359
                                         =========  ===========  ===========  ===========  ==========

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------
                                                 Period Ended September 30, 1999

--------------------------------------------------------------------------------

                                            CONSUMER                                     TELE-
                                            PRODUCTS      LEISURE    RETAILING  COMMUNICATIONS  TRANSPORTATION
                                                FUND         FUND         FUND            FUND            FUND
                                         -----------  -----------  -----------  --------------  --------------
INVESTMENT INCOME
  Interest.............................  $     3,329  $       534  $     2,835  $      10,217   $         760
  Dividends, Net of Foreign Taxes
    Withheld...........................       82,542        7,739       39,388        271,132          16,171
                                         -----------  -----------  -----------  -------------   -------------
    Total Income.......................       85,871        8,273       42,223        281,349          16,931
                                         -----------  -----------  -----------  -------------   -------------
EXPENSES
  Advisory Fees (Note 3)...............       52,465       17,098       54,019        198,409          25,024
  Transfer Agent Fees (Note 3).........       15,941        5,029       15,888         58,881           7,360
  Audit and Outside Services...........        1,501          711        2,937          3,698             670
  Accounting Fees (Note 3).............        5,492        1,727        5,598         16,067           2,898
  Legal................................          564          246        1,153          1,308             195
  Registration Fees....................        1,981        1,265        4,601          8,014           1,514
  Custodian Fees.......................       13,838        5,129       20,903         31,168           8,151
  Distribution Fees--Advisor Class
    (Note 3)...........................       12,061          264        1,050         18,610             234
  Servicing Fees--Advisor Class (Note
    3).................................       12,061          264        1,050         18,610             234
  Miscellaneous........................        3,931      --           (28,985)        44,900        --
                                         -----------  -----------  -----------  -------------   -------------
    Total Expenses.....................      119,835       31,733       78,214        399,665          46,280
    Custodian Fees Paid Indirectly
      (Note 4).........................          366          117          379          1,383             175
                                         -----------  -----------  -----------  -------------   -------------
    Net Expenses.......................      119,469       31,616       77,835        398,282          46,105
                                         -----------  -----------  -----------  -------------   -------------
Net Investment Loss....................      (33,598)     (23,343)     (35,612)      (116,933)        (29,174)
                                         -----------  -----------  -----------  -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) on Investment
  Securities...........................   (2,151,776)    (409,012)   7,343,708       (136,448)       (523,084)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments........     (904,348)    (850,339)  (8,420,753)     1,850,467        (217,995)
                                         -----------  -----------  -----------  -------------   -------------
  Net Gain (Loss) on Investments.......   (3,056,124)  (1,259,351)  (1,077,045)     1,714,019        (741,079)
                                         -----------  -----------  -----------  -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS......................  $(3,089,722) $(1,282,694) $(1,112,657) $   1,597,086   $    (770,253)
                                         ===========  ===========  ===========  =============   =============

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

STATEMENT OF OPERATIONS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                 Period Ended September 30, 1999

--------------------------------------------------------------------------------

                                              ENERGY                                              PRECIOUS
                                            SERVICES      BANKING  BIOTECHNOLOGY  ELECTRONICS       METALS
                                                FUND         FUND           FUND         FUND         FUND
                                         -----------  -----------  -------------  -----------  -----------
INVESTMENT INCOME
  Interest.............................  $    13,039  $     1,379  $     22,556   $    21,440  $    16,598
  Dividends, Net of Foreign Taxes
    Withheld...........................      172,594       74,303         9,634        45,610      100,106
  Other Income.........................      --           --            143,981       --           --
                                         -----------  -----------  ------------   -----------  -----------
    Total Income.......................      185,633       75,682       176,171        67,050      116,704
                                         -----------  -----------  ------------   -----------  -----------
EXPENSES
  Advisory Fees (Note 3)...............      205,201       34,929       375,596       353,389      121,867
  Transfer Agent Fees (Note 3).........       60,353       10,274       110,469       103,938       32,498
  Audit and Outside Services...........        6,506        1,457         4,224         3,912        3,395
  Accounting Fees (Note 3).............       16,243        3,817        18,058        17,771       12,743
  Legal................................        2,268          511         1,783         1,498        1,075
  Registration Fees....................       11,901        2,953        17,811        15,295        6,462
  Custodian Fees.......................       32,227       10,445        56,411        34,763       13,353
  Distribution Fees--Advisor Class
    (Note 3)...........................       10,731        1,688        40,807        43,895      --
  Servicing Fees--Advisor Class (Note
    3).................................       10,731        1,688        40,807        43,895      --
  Miscellaneous........................       39,522      --            111,101       (53,997)       2,099
                                         -----------  -----------  ------------   -----------  -----------
    Total Expenses.....................      395,683       67,762       777,067       564,359      193,492
    Custodian Fees Paid Indirectly
      (Note 4).........................        1,438          242         2,624         2,472          963
                                         -----------  -----------  ------------   -----------  -----------
    Net Expenses.......................      394,245       67,520       774,443       561,887      192,529
                                         -----------  -----------  ------------   -----------  -----------
Net Investment Income (Loss)...........     (208,612)       8,162      (598,272)     (494,837)     (75,825)
                                         -----------  -----------  ------------   -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) on Investment
  Securities...........................     (553,109)  (2,312,841)   (5,903,666)    3,286,544   (5,780,789)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments........   (2,482,589)    (223,997)   10,159,293    13,286,174    7,404,481
                                         -----------  -----------  ------------   -----------  -----------
  Net Gain (Loss) on Investments.......   (3,035,698)  (2,536,838)    4,255,627    16,572,718    1,623,692
                                         -----------  -----------  ------------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM
  OPERATIONS...........................  $(3,244,310) $(2,528,676) $  3,657,355   $16,077,881  $ 1,547,867
                                         ===========  ===========  ============   ===========  ===========

See Notes to Financial Statements.     25

                               RYDEX SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      ENERGY FUND                        FINANCIAL SERVICES FUND
                                         --------------------------------------   --------------------------------------
                                             PERIOD ENDED        PERIOD ENDED         PERIOD ENDED        PERIOD ENDED
                                         SEPTEMBER 30, 1999    MARCH 31, 1999*    SEPTEMBER 30, 1999    MARCH 31, 1999*
                                         -------------------   ----------------   -------------------   ----------------
                                                   UNAUDITED                                UNAUDITED
FROM OPERATIONS
  Net Investment Income (Loss).........      $     97,021         $    13,918         $     (5,762)        $   (42,388)
  Net Realized Gain (Loss) on
    Investments........................           (84,895)         (2,729,989)            (658,730)          4,615,491
  Net Change in Unrealized Appreciation
    on Investments.....................           (50,917)          1,133,566           (2,365,539)          3,040,671
                                             ------------         -----------         ------------         -----------
  Net Increase (Decrease) in Net Assets
    from Operations....................           (38,791)         (1,582,505)          (3,030,031)          7,613,774
DISTRIBUTIONS TO SHAREHOLDERS..........         --                   --                  --                   --
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS (NOTE 7)................       (13,471,227)         19,633,632          (25,373,055)         35,938,090
                                             ------------         -----------         ------------         -----------
  Net Increase (Decrease) in Net
    Assets.............................       (13,510,018)         18,051,127          (28,403,086)         43,551,864
NET ASSETS--BEGINNING OF PERIOD........        18,051,127            --                 43,551,864            --
                                             ------------         -----------         ------------         -----------
NET ASSETS--END OF PERIOD..............      $  4,541,109         $18,051,127         $ 15,148,778         $43,551,864
                                             ============         ===========         ============         ===========

* COMMENCEMENT OF OPERATIONS: APRIL 2, 1998--FINANCIAL SERVICES FUND INVESTOR CLASS; APRIL 6, 1998--FINANCIAL SERVICES FUND ADVISOR CLASS; APRIL 21, 1998--ENERGY FUND INVESTOR CLASS; MAY 5, 1998--ENERGY FUND ADVISOR CLASS.
See Notes to Financial Statements.     26

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    HEALTH CARE FUND                         TECHNOLOGY FUND
                                         --------------------------------------   --------------------------------------
                                            PERIOD ENDED         PERIOD ENDED         PERIOD ENDED        PERIOD ENDED
                                         SEPTEMBER 30, 1999    MARCH 31, 1999*    SEPTEMBER 30, 1999    MARCH 31, 1999*
                                         -------------------   ----------------   -------------------   ----------------
                                                   UNAUDITED                                UNAUDITED
FROM OPERATIONS
  Net Investment Loss..................      $   (85,691)         $  (186,061)        $   (523,072)        $  (544,718)
  Net Realized Gain (Loss) on
    Investments........................       (7,413,378)            (343,071)          (1,533,434)          5,051,570
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......       (1,388,814)           1,841,723            1,518,047           8,049,959
                                             -----------          -----------         ------------         -----------
Net Increase (Decrease) in Net Assets
  from Operations......................       (8,887,883)           1,312,591             (538,459)         12,556,811
DISTRIBUTIONS TO SHAREHOLDERS..........        --                    --                  --                   --
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS (NOTE 7)................       11,432,219           12,728,067          146,280,091          14,112,370
                                             -----------          -----------         ------------         -----------
  Net Increase in Net Assets...........        2,544,336           14,040,658          145,741,632          26,669,181
NET ASSETS--BEGINNING OF PERIOD........       14,040,658             --                 26,669,181            --
                                             -----------          -----------         ------------         -----------
NET ASSETS--END OF PERIOD..............      $16,584,994          $14,040,658         $172,410,813         $26,669,181
                                             ===========          ===========         ============         ===========

* COMMENCEMENT OF OPERATIONS: APRIL 14, 1998--TECHNOLOGY FUND INVESTOR CLASS; APRIL 17, 1998--HEALTH CARE FUND INVESTOR CLASS; APRIL 29, 1998--TECHNOLOGY FUND ADVISOR CLASS; MAY 11, 1998--HEALTH CARE FUND ADVISOR CLASS.
See Notes to Financial Statements.     27

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  BASIC MATERIALS FUND                    CONSUMER PRODUCTS FUND
                                         --------------------------------------   --------------------------------------
                                            PERIOD ENDED         PERIOD ENDED         PERIOD ENDED        PERIOD ENDED
                                         SEPTEMBER 30, 1999    MARCH 31, 1999*    SEPTEMBER 30, 1999    MARCH 31, 1999*
                                         -------------------   ----------------   -------------------   ----------------
                                                   UNAUDITED                                UNAUDITED
FROM OPERATIONS
  Net Investment Income (Loss).........       $  228,527          $    27,799         $    (33,598)        $   (78,972)
  Net Realized Gain (Loss) on
    Investments........................        2,000,070           (1,963,215)          (2,151,776)            156,727
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......          168,762               83,202             (904,348)            936,219
                                              ----------          -----------         ------------         -----------
  Net Increase (Decrease) in Net Assets
    from Operations....................        2,397,359           (1,852,214)          (3,089,722)          1,013,974
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income (Note 1)
    Investor Class.....................        --                    --                  --                   --
    Advisor Class......................        --                    --                  --                   --
  From Realized Gain on Investments
    Investor Class.....................        --                    --                    (44,500)           --
    Advisor Class......................        --                    --                   (738,697)           --
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS (NOTE 7)................        2,746,894            4,719,390          (18,071,470)         21,218,359
                                              ----------          -----------         ------------         -----------
  Net Increase in Net Assets...........        5,144,253            2,867,176          (21,944,389)         22,232,333
NET ASSETS--BEGINNING OF PERIOD........        2,867,176             --                 22,232,333            --
                                              ----------          -----------         ------------         -----------
NET ASSETS--END OF PERIOD..............       $8,011,429          $ 2,867,176         $    287,944         $22,232,333
                                              ==========          ===========         ============         ===========

* COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BASIC MATERIALS FUND INVESTOR CLASS; APRIL 14, 1998--BASIC MATERIALS FUND ADVISOR CLASS; JULY 6, 1998--CONSUMER PRODUCTS FUND INVESTOR CLASS; AUGUST 17, 1998--CONSUMER PRODUCTS FUND ADVISOR CLASS.
See Notes to Financial Statements.     28

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      LEISURE FUND                            RETAILING FUND
                                         --------------------------------------   --------------------------------------
                                            PERIOD ENDED        PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                         SEPTEMBER 30, 1999    MARCH 31, 1999*    SEPTEMBER 30, 1999    MARCH 31, 1999*
                                         -------------------   ----------------   -------------------   ----------------
                                                   UNAUDITED                                UNAUDITED
FROM OPERATIONS
  Net Investment Loss..................       $  (23,343)         $  (41,961)         $   (35,612)         $  (349,024)
  Net Realized Gain (Loss) on
    Investments........................         (409,012)            268,558            7,343,708           (2,619,776)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......         (850,339)            988,774           (8,420,753)           9,019,195
                                              ----------          ----------          -----------          -----------
  Net Increase (Decrease) in Net Assets
    from Operations....................       (1,282,694)          1,215,371           (1,112,657)           6,050,395
DISTRIBUTIONS TO SHAREHOLDERS..........        --                   --                  --                    --
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS (NOTE 7)................         (146,648)          3,588,668           13,472,393           39,506,025
                                              ----------          ----------          -----------          -----------
  Net Increase in Net Assets...........       (1,429,342)          4,804,039           12,359,736           45,556,420
NET ASSETS--BEGINNING OF PERIOD........        4,804,039            --                 45,556,420             --
                                              ----------          ----------          -----------          -----------
NET ASSETS--END OF PERIOD..............       $3,374,697          $4,804,039          $57,916,156          $45,556,420
                                              ==========          ==========          ===========          ===========

* COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--LEISURE FUND INVESTOR CLASS AND RETAILING FUND INVESTOR CLASS; APRIL 21, 1998--RETAILING FUND ADVISOR CLASS; JUNE 3, 1998--LEISURE FUND ADVISOR CLASS.
See Notes to Financial Statements.     29

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                TELECOMMUNICATIONS FUND                    TRANSPORTATION FUND
                                         --------------------------------------   --------------------------------------
                                            PERIOD ENDED         PERIOD ENDED        PERIOD ENDED         PERIOD ENDED
                                         SEPTEMBER 30, 1999    MARCH 31, 1999*    SEPTEMBER 30, 1999    MARCH 31, 1999*
                                         -------------------   ----------------   -------------------   ----------------
                                                   UNAUDITED                                UNAUDITED
FROM OPERATIONS
  Net Investment Loss..................      $  (116,933)         $   (47,160)         $  (29,174)         $   (18,703)
  Net Realized Loss on Investments.....         (136,448)            (526,000)           (523,084)          (2,169,675)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......        1,850,467            2,804,511            (217,995)             263,049
                                             -----------          -----------          ----------          -----------
  Net Increase (Decrease) in Net Assets
    from Operations....................        1,597,086            2,231,351            (770,253)          (1,925,329)
DISTRIBUTIONS TO SHAREHOLDERS..........        --                    --                 --                    --
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS (NOTE 7)................       66,371,469           11,997,390           3,456,283            4,944,233
                                             -----------          -----------          ----------          -----------
  Net Increase in Net Assets...........       67,968,555           14,228,741           2,686,030            3,018,904
NET ASSETS--BEGINNING OF PERIOD........       14,228,741             --                 3,018,904             --
                                             -----------          -----------          ----------          -----------
NET ASSETS--END OF PERIOD..............      $82,197,296          $14,228,741          $5,704,934          $ 3,018,904
                                             ===========          ===========          ==========          ===========

* COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--TELECOMMUNICATIONS FUND INVESTOR AND ADVISOR CLASS; APRIL 2, 1998-- TRANSPORTATION FUND INVESTOR CLASS; JUNE 9, 1998--TRANSPORTATION FUND ADVISOR CLASS.
See Notes to Financial Statements.     30

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  ENERGY SERVICES FUND                         BANKING FUND
                                         --------------------------------------   --------------------------------------
                                             PERIOD ENDED        PERIOD ENDED        PERIOD ENDED        PERIOD ENDED
                                         SEPTEMBER 30, 1999    MARCH 31, 1999*    SEPTEMBER 30, 1999    MARCH 31, 1999*
                                         -------------------   ----------------   -------------------   ----------------
                                                   UNAUDITED                                UNAUDITED
FROM OPERATIONS
  Net Investment Income (Loss).........      $   (208,612)       $   (209,569)        $     8,162          $   18,923
  Net Realized Gain (Loss) on
    Investments........................          (553,109)        (22,977,833)         (2,312,841)            161,995
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......        (2,482,589)          9,755,798            (223,997)            302,735
                                             ------------        ------------         -----------          ----------
  Net Increase (Decrease) in Net Assets
    from Operations....................        (3,244,310)        (13,431,604)         (2,528,676)            483,653
DISTRIBUTIONS TO SHAREHOLDERS..........         --                   --                 --                   --
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7).....       (68,774,621)        109,890,243           2,114,537           7,346,215
                                             ------------        ------------         -----------          ----------
  Net Increase (Decrease) in Net
    Assets.............................       (72,018,931)         96,458,639            (414,139)          7,829,868
NET ASSETS--BEGINNING OF PERIOD........        96,458,639            --                 7,829,868            --
                                             ------------        ------------         -----------          ----------
NET ASSETS--END OF PERIOD..............      $ 24,439,708        $ 96,458,639         $ 7,415,729          $7,829,868
                                             ============        ============         ===========          ==========

* COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BANKING FUND INVESTOR AND ADVISOR CLASS AND ENERGY SERVICES FUND INVESTOR CLASS; APRIL 2, 1998--ENERGY SERVICES FUND ADVISOR CLASS.
See Notes to Financial Statements.     31

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                   BIOTECHNOLOGY FUND                        ELECTRONICS FUND
                                         --------------------------------------   --------------------------------------
                                            PERIOD ENDED         PERIOD ENDED        PERIOD ENDED         PERIOD ENDED
                                         SEPTEMBER 30, 1999    MARCH 31, 1999*    SEPTEMBER 30, 1999    MARCH 31, 1999*
                                         -------------------   ----------------   -------------------   ----------------
                                                   UNAUDITED                                UNAUDITED
FROM OPERATIONS
  Net Investment Loss..................      $  (598,272)        $    (53,019)        $  (494,837)         $  (481,527)
  Net Realized Gain (Loss) on
    Investments........................       (5,903,666)         (10,986,292)          3,286,544           11,895,141
  Net Change in Unrealized Appreciation
    on Investments.....................       10,159,293            6,216,951          13,286,174            5,654,507
                                             -----------         ------------         -----------          -----------
  Net Increase (Decrease) in Net Assets
    from Operations....................        3,657,355           (4,822,360)         16,077,881           17,068,121
DISTRIBUTIONS TO SHAREHOLDERS..........        --                    --                 --                    --
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS (NOTE 7).....       10,801,969           44,865,321          18,793,965             (230,568)
                                             -----------         ------------         -----------          -----------
  Net Increase in Net Assets...........       14,459,324           40,042,961          34,871,846           16,837,553
NET ASSETS--BEGINNING OF PERIOD........       40,042,961             --                16,837,553             --
                                             -----------         ------------         -----------          -----------
NET ASSETS--END OF PERIOD..............      $54,502,285         $ 40,042,961         $51,709,399          $16,837,553
                                             ===========         ============         ===========          ===========

* COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BIOTECHNOLOGY FUND INVESTOR AND ADVISOR CLASS AND ELECTRONICS FUND INVESTOR CLASS; APRIL 2, 1998--ELECTRONICS FUND ADVISOR CLASS.
See Notes to Financial Statements.     32

                               RYDEX SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS  (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 PRECIOUS METALS FUND
                                         -------------------------------------
                                            PERIOD ENDED           YEAR ENDED
                                         SEPTEMBER 30, 1999    MARCH 31, 1999
                                         -------------------   ---------------
                                                   UNAUDITED
FROM OPERATIONS
  Net Investment Loss..................      $   (75,825)        $   (202,340)
  Net Realized Loss on Investments.....       (5,780,789)         (12,122,162)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......        7,404,481           (2,802,502)
                                             -----------         ------------
  Net Increase (Decrease) in Net Assets
    from Operations....................        1,547,867          (15,127,004)
DISTRIBUTIONS TO SHAREHOLDERS..........        --                    --
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS (NOTE 7)................       26,173,623            7,412,063
                                             -----------         ------------
  Net Increase (Decrease) in Net
    Assets.............................       27,721,490           (7,714,941)
NET ASSETS--BEGINNING OF PERIOD........       26,823,271           34,538,212
                                             -----------         ------------
NET ASSETS--END OF PERIOD..............      $54,544,761         $ 26,823,271
                                             ===========         ============

See Notes to Financial Statements.     33

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              INVESTOR CLASS
                                         ---------------------------------------------------------
                                                 ENERGY FUND             FINANCIAL SERVICES FUND
                                         ----------------------------   --------------------------
                                             PERIOD         PERIOD           PERIOD        PERIOD
                                              ENDED          ENDED            ENDED         ENDED
                                         SEPTEMBER 30,   MARCH 31,      SEPTEMBER 30,   MARCH 31,
                                               1999          1999*             1999         1999*
                                         -------------   ------------   -------------   ----------
                                             UNAUDITED                      UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...       $8.99         $10.00            $9.99        $10.00
                                         ----------      ---------      -----------       -------
  Net Investment Income (Loss).........         .05            .05             (.01)         (.01)
  Net Realized and Unrealized Gains
    (Losses) on Securities.............         .93          (1.06)           (1.36)         0.00
                                         ----------      ---------      -----------       -------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....         .98          (1.01)           (1.37)         (.01)
  Distributions to Shareholders........      --             --              --             --
                                         ----------      ---------      -----------       -------
  Net Increase (Decrease) in Net Asset
    Value..............................         .98          (1.01)           (1.37)         (.01)
                                         ----------      ---------      -----------       -------
NET ASSET VALUE--END OF PERIOD.........       $9.97         $ 8.99            $8.62        $ 9.99
                                         ==========      =========      ===========       =======
TOTAL INVESTMENT RETURN................      10.90%       (10.10)%         (13.71)%       (0.10)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................       1.53%          1.62%            1.54%         1.58%
  Net Expenses**.......................       1.53%          1.62%            1.53%         1.57%
  Net Investment Income (Loss)**.......       1.05%          0.69%          (0.15)%       (0.07)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............      1,325%         6,070%           2,511%        7,269%
  Net Assets, End of Period (000's
    omitted)...........................      $4,338        $17,442          $12,469       $22,165

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 21, 1998--ENERGY FUND; APRIL 2, 1998-- FINANCIAL SERVICES FUND.
   **  ANNUALIZED

See Notes to Financial Statements.     34

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              INVESTOR CLASS
                                         --------------------------------------------------------
                                              HEALTH CARE FUND              TECHNOLOGY FUND
                                         --------------------------   ---------------------------
                                              PERIOD        PERIOD         PERIOD         PERIOD
                                               ENDED         ENDED          ENDED          ENDED
                                         SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,    MARCH 31,
                                                1999         1999*           1999          1999*
                                         -------------   ----------   --------------   ----------
                                             UNAUDITED                     UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...       $11.45        $10.00         $17.02         $10.00
                                         -----------       -------       --------        -------
  Net Investment Loss..................         (.01)         (.02)          (.12)          (.16)
  Net Realized and Unrealized Gains
    (Losses) on Securities.............        (1.88)         1.47           3.00           7.18
                                         -----------       -------       --------        -------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....        (1.89)         1.45           2.88           7.02
  Distributions to Shareholders........      --             --            --              --
                                         -----------       -------       --------        -------
  Net Increase (Decrease) in Net Asset
    Value..............................        (1.89)         1.45           2.88           7.02
                                         -----------       -------       --------        -------
NET ASSET VALUE--END OF PERIOD.........       $ 9.56        $11.45         $19.90         $17.02
                                         ===========       =======       ========        =======
TOTAL INVESTMENT RETURN................     (16.51)%        14.50%         16.92%         70.20%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................        1.31%         1.44%          1.33%          1.39%
  Net Expenses**.......................        1.30%         1.43%          1.32%          1.39%
  Net Investment Loss**................      (0.13)%       (0.21)%        (1.45)%        (1.23)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............       3,689%        4,465%         2,990%         4,598%
  Net Assets, End of Period (000's
    omitted)...........................      $14,638       $14,016       $113,311        $24,400

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 17, 1998--HEALTH CARE FUND; APRIL 14, 1998--TECHNOLOGY FUND.
   **  ANNUALIZED

See Notes to Financial Statements.     35

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              INVESTOR CLASS
                                         --------------------------------------------------------
                                             BASIC MATERIALS FUND        CONSUMER PRODUCTS FUND
                                         ----------------------------   -------------------------
                                             PERIOD         PERIOD           PERIOD       PERIOD
                                              ENDED          ENDED            ENDED        ENDED
                                         SEPTEMBER 30,   MARCH 31,      SEPTEMBER 30,   MARCH 31,
                                               1999          1999*             1999        1999*
                                         -------------   ------------   -------------   ---------
                                             UNAUDITED                      UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...       $7.75         $10.00            $9.71       $10.00
                                         ----------      ---------      -----------     --------
  Net Investment Income................         .13         --                  .04        --
  Net Realized and Unrealized Gains
    (Losses) on Securities.............         .54          (2.25)           (1.70)        (.29)
                                         ----------      ---------      -----------     --------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....         .67          (2.25)           (1.66)        (.29)
  Distributions to Shareholders from
    Net Realized Capital Gains.........      --             --                (0.15)       --
                                         ----------      ---------      -----------     --------
  Net Increase (Decrease) in Net Asset
    Value..............................         .67          (2.25)           (1.81)        (.29)
                                         ----------      ---------      -----------     --------
NET ASSET VALUE--END OF PERIOD.........       $8.42         $ 7.75            $7.90       $ 9.71
                                         ==========      =========      ===========     ========
TOTAL INVESTMENT RETURN................       8.65%       (22.50)%         (15.57)%      (2.90)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................       1.55%          1.62%            1.62%        1.55%
  Net Expenses**.......................       1.55%          1.61%            1.62%        1.54%
  Net Investment Income (Loss)**.......       2.77%        (0.02)%            0.98%      (0.03)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............      1,487%         5,704%           2,542%       1,255%
  Net Assets, End of Period (000's
    omitted)...........................      $7,979         $2,179             $257       $1,280

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BASIC MATERIALS FUND; JULY 6, 1998--CONSUMER PRODUCTS FUND.
   **  ANNUALIZED

See Notes to Financial Statements.     36

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              INVESTOR CLASS
                                         --------------------------------------------------------
                                                LEISURE FUND                 RETAILING FUND
                                         ---------------------------   --------------------------
                                              PERIOD        PERIOD          PERIOD       PERIOD
                                               ENDED         ENDED           ENDED        ENDED
                                         SEPTEMBER 30,   MARCH 31,     SEPTEMBER 30,   MARCH 31,
                                                1999         1999*            1999        1999*
                                         -------------   -----------   -------------   ----------
                                             UNAUDITED                     UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...       $11.21        $10.00          $13.54       $10.00
                                         -----------     ---------     -----------     --------
  Net Investment Loss..................         (.06)         (.08)           (.03)        (.10)
  Net Realized and Unrealized Gains
    (Losses) on Securities ............        (1.19)         1.29           (1.40)        3.64
                                         -----------     ---------     -----------     --------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....        (1.25)         1.21           (1.43)        3.54
  Distributions to Shareholders........      --             --             --             --
                                         -----------     ---------     -----------     --------
  Net Increase (Decrease) in Net Asset
    Value..............................        (1.25)         1.21           (1.43)        3.54
                                         -----------     ---------     -----------     --------
NET ASSET VALUE--END OF PERIOD.........       $ 9.96        $11.21          $12.11       $13.54
                                         ===========     =========     ===========     ========
TOTAL INVESTMENT RETURN................     (11.15)%        12.10%        (10.56)%       35.40%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................        1.58%         1.59%           1.17%        1.42%
  Net Expenses**.......................        1.57%         1.59%           1.17%        1.42%
  Net Investment Loss**................      (1.19)%       (0.76)%         (0.51)%      (0.81)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............       5,035%        5,581%          2,549%       3,243%
  Net Assets, End of Period (000's
    omitted)...........................       $1,321        $4,796          $6,415      $45,219

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--LEISURE FUND AND RETAILING FUND.
   **  ANNUALIZED

See Notes to Financial Statements.     37

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               INVESTOR CLASS
                                         -----------------------------------------------------------
                                           TELECOMMUNICATIONS FUND          TRANSPORTATION FUND
                                         ----------------------------   ----------------------------
                                              PERIOD        PERIOD           PERIOD        PERIOD
                                               ENDED         ENDED            ENDED         ENDED
                                         SEPTEMBER 30,    MARCH 31,     SEPTEMBER 30,    MARCH 31,
                                                1999         1999*             1999         1999*
                                         --------------   -----------   --------------   -----------
                                              UNAUDITED                      UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...       $13.03        $10.00            $7.99        $10.00
                                            --------      --------         --------      --------
  Net Investment Loss..................         (.03)         (.04)            (.04)         (.03)
  Net Realized and Unrealized Gains
    (Losses) on Securities ............         1.51          3.07            (1.07)        (1.98)
                                            --------      --------         --------      --------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....         1.48          3.03            (1.11)        (2.01)
  Distributions to Shareholders........      --              --             --              --
                                            --------      --------         --------      --------
  Net Increase (Decrease) in Net Asset
    Value..............................         1.48          3.03            (1.11)        (2.01)
                                            --------      --------         --------      --------
NET ASSET VALUE--END OF PERIOD.........       $14.51        $13.03            $6.88         $7.99
                                            ========      ========         ========      ========
TOTAL INVESTMENT RETURN................       11.36%        30.30%           (13.89)%      (20.10)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................        1.55%         1.56%            1.55%         1.58%
  Net Expenses**.......................        1.54%         1.55%            1.54%         1.58%
  Net Investment Loss**................      (0.40)%       (0.34)%          (0.96)%       (0.36)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............         904%        2,788%           2,357%        7,583%
  Net Assets, End of Period (000's
    omitted)...........................      $29,314       $12,300           $5,696        $3,014

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--TELECOMMUNICATIONS FUND; APRIL 2, 1998--TRANSPORTATION FUND.
   **  ANNUALIZED

See Notes to Financial Statements.     38

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               INVESTOR CLASS
                                         -----------------------------------------------------------
                                             ENERGY SERVICES FUND               BANKING FUND
                                         ----------------------------   ----------------------------
                                              PERIOD        PERIOD           PERIOD        PERIOD
                                               ENDED         ENDED            ENDED         ENDED
                                         SEPTEMBER 30,    MARCH 31,     SEPTEMBER 30,    MARCH 31,
                                                1999         1999*             1999         1999*
                                         --------------   -----------   --------------   -----------
                                              UNAUDITED                      UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...       $ 6.02        $10.00            $8.77        $10.00
                                            --------      --------          -------      --------
  Net Investment Income (Loss).........         (.03)         (.07)         --                .01
  Net Realized and Unrealized Gains
    (Losses) on Securities ............          .75         (3.91)           (1.31)        (1.24)
                                            --------      --------          -------      --------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....          .72         (3.98)           (1.31)        (1.23)
  Distributions to Shareholders........      --              --             --              --
                                            --------      --------          -------      --------
  Net Increase (Decrease) in Net Asset
    Value..............................          .72         (3.98)           (1.31)        (1.23)
                                            --------      --------          -------      --------
NET ASSET VALUE--END OF PERIOD.........        $6.74         $6.02            $7.46         $8.77
                                            ========      ========          =======      ========
TOTAL INVESTMENT RETURN................       11.96%        (39.80)%         (14.94)%      (12.30)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................        1.54%         1.58%            1.57%         1.58%
  Net Expenses**.......................        1.53%         1.57%            1.56%         1.57%
  Net Investment Income (Loss)**.......        (0.74)%       (1.14)%          0.00%         0.13%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............         756%        3,170%           3,862%       11,211%
  Net Assets, End of Period (000's
    omitted)...........................      $23,990       $74,135           $4,899        $7,827

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--ENERGY SERVICES FUND AND BANKING FUND.
   **  ANNUALIZED

See Notes to Financial Statements.     39

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              INVESTOR CLASS
                                         ---------------------------------------------------------
                                             BIOTECHNOLOGY FUND             ELECTRONICS FUND
                                         ---------------------------   ---------------------------
                                              PERIOD        PERIOD          PERIOD         PERIOD
                                               ENDED         ENDED           ENDED          ENDED
                                         SEPTEMBER 30,   MARCH 31,     SEPTEMBER 30,    MARCH 31,
                                                1999         1999*            1999          1999*
                                         -------------   -----------   --------------   ----------
                                             UNAUDITED                      UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...       $12.81        $10.00          $14.02         $10.00
                                         -----------     ---------         -------        -------
  Net Investment Loss..................         (.09)         (.16)           (.08)          (.15)
  Net Realized and Unrealized Gains on
    Securities.........................         3.14          2.97            4.88           4.17
                                         -----------     ---------         -------        -------
  Net Increase in Net Asset Value
    Resulting from Operations .........         3.05          2.81            4.80           4.02
  Distributions to Shareholders........      --             --             --              --
                                         -----------     ---------         -------        -------
  Net Increase (Decrease) in Net Asset
    Value..............................         3.05          2.81            4.80           4.02
                                         -----------     ---------         -------        -------
NET ASSET VALUE--END OF PERIOD.........       $15.86        $12.81          $18.82         $14.02
                                         ===========     =========         =======        =======
TOTAL INVESTMENT RETURN................       23.81%        28.10%          34.24%         40.20%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................        1.58%         1.56%           1.13%          1.57%
  Net Expenses**.......................        1.57%         1.55%           1.12%          1.56%
  Net Investment Loss**................      (1.15)%       (1.52)%         (0.95)%        (1.23)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............       1,079%        2,670%            937%         3,011%
  Net Assets, End of Period (000's
    omitted)...........................      $47,069       $38,205         $49,443        $12,814

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BIOTECHNOLOGY FUND AND ELECTRONICS FUND.
   **  ANNUALIZED

See Notes to Financial Statements.     40

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                          INVESTOR CLASS
                                         ---------------------------------------------------------------------------------
                                                                       PRECIOUS METALS FUND
                                         ---------------------------------------------------------------------------------
                                              PERIOD          YEAR          YEAR        PERIOD         YEAR         YEAR
                                               ENDED         ENDED         ENDED         ENDED        ENDED        ENDED
                                         SEPTEMBER 30,   MARCH 31,     MARCH 31,     MARCH 31,     JUNE 30,     JUNE 30,
                                                1999          1999          1998          1997         1996         1995
                                         -------------   -----------   -----------   -----------   ----------   ----------
                                             UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...        $4.19         $5.82         $7.64         $9.05        $8.73        $8.29
                                         -----------     ---------     ---------     ---------     --------     --------
  Net Investment Income................         (.01)         (.03)       --            --            --             .10
  Net Realized and Unrealized Gains
    (Losses) on Securities.............         1.16         (1.60)        (1.82)        (1.41)         .32          .43
                                         -----------     ---------     ---------     ---------     --------     --------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....         1.15         (1.63)        (1.82)        (1.41)         .32          .53
  Distributions to Shareholders from
    Net Investment Income..............      --             --            --            --            --            (.09)
                                         -----------     ---------     ---------     ---------     --------     --------
  Net Increase (Decrease) in Net Asset
    Value..............................         1.15         (1.63)        (1.82)        (1.41)         .32          .44
                                         -----------     ---------     ---------     ---------     --------     --------
NET ASSET VALUE--END OF PERIOD.........        $5.34         $4.19         $5.82         $7.64        $9.05        $8.73
                                         ===========     =========     =========     =========     ========     ========
TOTAL INVESTMENT RETURN................       27.45%      (28.01)%      (23.82)%     (20.77)%*        3.67%        6.21%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses.......................       1.19%*         1.37%         1.42%        1.49%*
  Net Expenses.........................       1.18%*         1.36%         1.41%        1.45%*        1.33%        1.38%
  Net Investment Income................     (0.47)%*       (0.69)%         0.05%        0.00%*      (0.01)%        1.15%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**............         512%        1,191%          752%          743%       1,036%       1,765%
  Net Assets, End of Year
    (000's omitted)....................      $54,545       $26,823       $34,538       $23,680      $36,574      $40,861

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.
    *  ANNUALIZED
   ** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

See Notes to Financial Statements.     41

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               ADVISOR CLASS
                                         ---------------------------------------------------------
                                                 ENERGY FUND             FINANCIAL SERVICES FUND
                                         ---------------------------   ---------------------------
                                              PERIOD        PERIOD          PERIOD        PERIOD
                                               ENDED         ENDED           ENDED         ENDED
                                         SEPTEMBER 30,   MARCH 31,     SEPTEMBER 30,   MARCH 31,
                                                1999         1999*            1999         1999*
                                         -------------   -----------   -------------   -----------
                                             UNAUDITED                     UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...        $9.01        $10.07           $9.95        $10.47
                                         -----------     ---------     -----------     ---------
  Net Investment Income (Loss).........          .13          (.14)            .05          (.05)
  Net Realized and Unrealized Gains
    (Losses) on Securities.............          .81          (.92)          (1.41)         (.47)
                                         -----------     ---------     -----------     ---------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....          .94         (1.06)          (1.36)         (.52)
  Distributions to Shareholders........      --             --             --             --
                                         -----------     ---------     -----------     ---------
  Net Increase (Decrease) in Net Asset
    Value..............................          .94         (1.06)          (1.36)         (.52)
                                         -----------     ---------     -----------     ---------
NET ASSET VALUE--END OF PERIOD.........        $9.95         $9.01           $8.59         $9.95
                                         ===========     =========     ===========     =========
TOTAL INVESTMENT RETURN................       10.43%      (10.53)%        (13.67)%       (4.97)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................        1.98%         1.99%           1.63%         2.13%
  Net Expenses**.......................        1.98%         1.98%           1.63%         2.12%
  Net Investment Income (Loss)**.......        2.46%       (1.75)%           0.91%       (0.60)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............       1,325%        6,070%          2,511%        7,269%
  Net Assets, End of Period (000's
    omitted)...........................         $203          $609          $2,679       $21,387

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 5, 1998--ENERGY FUND; APRIL 6, 1998--FINANCIAL SERVICES FUND.
   **  ANNUALIZED

See Notes to Financial Statements.     42

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   ADVISOR CLASS
                                         ------------------------------------------------------------------
                                                HEALTH CARE FUND                   TECHNOLOGY FUND
                                         -------------------------------   --------------------------------
                                               PERIOD           PERIOD           PERIOD            PERIOD
                                                ENDED            ENDED            ENDED             ENDED
                                         SEPTEMBER 30,      MARCH 31,      SEPTEMBER 30,       MARCH 31,
                                                 1999            1999*             1999             1999*
                                         ----------------   ------------   -----------------   ------------
                                                UNAUDITED                          UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...        $11.37            $9.93           $16.90            $10.84
                                         ------------       ----------          -------        ----------
  Net Investment Loss..................          (.07)            (.18)            (.15)             (.20)
  Net Realized and Unrealized Gains
    (Losses) on Securities. ...........         (1.83)            1.62             2.97              6.26
                                         ------------       ----------          -------        ----------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....         (1.90)            1.44             2.82              6.06
  Distributions to Shareholders........       --                --              --                 --
                                         ------------       ----------          -------        ----------
  Net Increase (Decrease) in Net Asset
    Value..............................         (1.90)            1.44             2.82              6.06
                                         ------------       ----------          -------        ----------
NET ASSET VALUE--END OF PERIOD.........        $ 9.47           $11.37           $19.72            $16.90
                                         ============       ==========          =======        ==========
TOTAL INVESTMENT RETURN................      (16.71)%           14.50%           16.69%            55.90%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................         2.08%            2.24%            1.83%             2.18%
  Net Expenses**.......................         2.07%            2.23%            1.82%             2.17%
  Net Investment Loss**................       (1.47)%          (1.96)%          (1.64)%           (1.78)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............        3,689%           4,465%           2,990%            4,598%
  Net Assets, End of Period (000's
    omitted)...........................        $1,947              $24          $59,100            $2,269

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 11, 1998--HEALTH CARE FUND; APRIL 29, 1998--TECHNOLOGY FUND.
   **  ANNUALIZED

See Notes to Financial Statements.     43

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   ADVISOR CLASS
                                         -----------------------------------------------------------------
                                              BASIC MATERIALS FUND             CONSUMER PRODUCTS FUND
                                         -------------------------------   -------------------------------
                                               PERIOD           PERIOD           PERIOD           PERIOD
                                                ENDED            ENDED            ENDED            ENDED
                                         SEPTEMBER 30,      MARCH 31,      SEPTEMBER 30,      MARCH 31,
                                                 1999            1999*             1999            1999*
                                         ----------------   ------------   ----------------   ------------
                                                UNAUDITED                         UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...         $7.72           $10.56            $9.70            $8.73
                                         ------------       ----------     ------------       ----------
  Net Investment Income (Loss).........       --                   .13             (.04)            (.08)
  Net Realized and Unrealized Gains
    (Losses) on Securities. ...........           .64            (2.97)           (1.13)            1.05
                                         ------------       ----------     ------------       ----------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....           .64            (2.84)           (1.17)             .97
  Distributions to Shareholders from
    Net Realized Capital Gains.........       --                --                (0.67)          --
                                         ------------       ----------     ------------       ----------
  Net Increase (Decrease) in Net Asset
    Value..............................           .64            (2.84)           (1.84)             .97
                                         ------------       ----------     ------------       ----------
NET ASSET VALUE--END OF PERIOD.........        $ 8.36           $ 7.72           $ 7.86           $ 9.70
                                         ============       ==========     ============       ==========
TOTAL INVESTMENT RETURN................         8.29%         (26.89)%         (15.91)%           11.11%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................         2.05%            1.96%            2.03%            2.05%
  Net Expenses**.......................         2.04%            1.95%            2.02%            2.04%
  Net Investment Income (Loss)**.......       (0.06)%            1.25%          (0.97)%          (1.38)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............        1,487%           5,704%           2,542%           1,255%
  Net Assets, End of Period (000's
    omitted)...........................           $32             $688              $31          $20,952

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 14, 1998--BASIC MATERIALS FUND; AUGUST 17, 1998--CONSUMER PRODUCTS FUND.
   **  ANNUALIZED

See Notes to Financial Statements.     44

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   ADVISOR CLASS
                                         -----------------------------------------------------------------
                                                  LEISURE FUND                     RETAILING FUND
                                         -------------------------------   -------------------------------
                                               PERIOD           PERIOD           PERIOD           PERIOD
                                                ENDED            ENDED            ENDED            ENDED
                                         SEPTEMBER 30,      MARCH 31,      SEPTEMBER 30,      MARCH 31,
                                                 1999            1999*             1999            1999*
                                         ----------------   ------------   ----------------   ------------
                                                UNAUDITED                         UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...        $11.16            $9.35           $13.50           $10.01
                                         ------------       ----------     ------------       ----------
  Net Investment Loss..................          (.05)            (.12)            (.05)            (.15)
  Net Realized and Unrealized Gains
    (Losses) on Securities. ...........         (1.26)            1.93            (1.37)            3.64
                                         ------------       ----------     ------------       ----------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....         (1.31)            1.81            (1.42)            3.49
  Distributions to Shareholders........       --                --              --                --
                                         ------------       ----------     ------------       ----------
  Net Increase (Decrease) in Net Asset
    Value..............................         (1.31)            1.81            (1.42)            3.49
                                         ------------       ----------     ------------       ----------
NET ASSET VALUE--END OF PERIOD.........        $ 9.85           $11.16           $12.08           $13.50
                                         ============       ==========     ============       ==========
TOTAL INVESTMENT RETURN................      (11.74)%           19.36%         (10.52)%           34.87%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................         2.14%            2.23%            1.93%            1.95%
  Net Expenses**.......................         2.13%            2.22%            1.92%            1.94%
  Net Investment Loss**................       (1.13)%          (1.95)%          (1.16)%          (1.37)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............        5,035%           5,581%           2,549%           3,243%
  Net Assets, End of Period (000's
    omitted)...........................        $2,054               $8          $51,501             $337

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 3, 1998--LEISURE FUND; APRIL 21, 1998--RETAILING FUND.
   **  ANNUALIZED

See Notes to Financial Statements.     45

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               ADVISOR CLASS
                                         ---------------------------------------------------------
                                           TELECOMMUNICATIONS FUND         TRANSPORTATION FUND
                                         ---------------------------   ---------------------------
                                              PERIOD        PERIOD          PERIOD        PERIOD
                                               ENDED         ENDED           ENDED         ENDED
                                         SEPTEMBER 30,   MARCH 31,     SEPTEMBER 30,   MARCH 31,
                                                1999         1999*            1999         1999*
                                         -------------   -----------   -------------   -----------
                                             UNAUDITED                     UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...       $12.91        $10.00           $7.95         $9.26
                                         -----------     ---------     -----------     ---------
  Net Investment Loss..................         (.05)         (.03)           (.07)         (.10)
  Net Realized and Unrealized Gains
    (Losses) on Securities.............         1.49          2.94           (1.07)        (1.21)
                                         -----------     ---------     -----------     ---------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....         1.44          2.91           (1.14)        (1.31)
  Distributions to Shareholders........      --             --             --             --
                                         -----------     ---------     -----------     ---------
  Net Increase (Decrease) in Net Asset
    Value..............................         1.44          2.91           (1.14)        (1.31)
                                         -----------     ---------     -----------     ---------
NET ASSET VALUE--END OF PERIOD.........       $14.35        $12.91           $6.81         $7.95
                                         ===========     =========     ===========     =========
TOTAL INVESTMENT RETURN................       11.15%        29.10%        (14.34)%      (14.15)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................        2.05%         2.35%           2.07%         2.08%
  Net Expenses**.......................        2.04%         2.34%           2.06%         2.07%
  Net Investment Loss**................      (0.70)%       (0.27)%         (1.71)%       (1.38)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............         904%        2,788%          2,357%        7,583%
  Net Assets, End of Period (000's
    omitted)...........................      $52,883        $1,929              $9            $4

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--TELECOMMUNICATIONS FUND; JUNE 9, 1998--TRANSPORTATION FUND.
   **  ANNUALIZED

See Notes to Financial Statements.     46

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               ADVISOR CLASS
                                         ---------------------------------------------------------
                                            ENERGY SERVICES FUND              BANKING FUND
                                         ---------------------------   ---------------------------
                                              PERIOD        PERIOD          PERIOD        PERIOD
                                               ENDED         ENDED           ENDED         ENDED
                                         SEPTEMBER 30,   MARCH 31,     SEPTEMBER 30,   MARCH 31,
                                                1999         1999*            1999         1999*
                                         -------------   -----------   -------------   -----------
                                             UNAUDITED                     UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...        $6.01         $9.86           $8.74        $10.00
                                         -----------     ---------     -----------     ---------
  Net Investment Income (Loss).........         (.05)         (.09)           0.05           .03
  Net Realized and Unrealized Gains
    (Losses) on Securities.............          .76         (3.76)          (1.36)        (1.29)
                                         -----------     ---------     -----------     ---------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations....          .71         (3.85)          (1.31)        (1.26)
  Distributions to Shareholders........      --             --             --             --
                                         -----------     ---------     -----------     ---------
  Net Increase (Decrease) in Net Asset
    Value..............................          .71         (3.85)          (1.31)        (1.26)
                                         -----------     ---------     -----------     ---------
NET ASSET VALUE--END OF PERIOD.........        $6.72         $6.01           $7.43         $8.74
                                         ===========     =========     ===========     =========
TOTAL INVESTMENT RETURN................       11.81%      (39.05)%        (14.99)%      (12.60)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................        2.04%         2.05%           2.12%         2.08%
  Net Expenses**.......................        2.04%         2.04%           2.11%         2.08%
  Net Investment Income (Loss)**.......      (1.39)%       (1.66)%           1.18%         0.28%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............         756%        3,170%          3,862%       11,211%
  Net Assets, End of Period (000's
    omitted)...........................         $450       $22,323          $2,517            $2

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 2, 1998--ENERGY SERVICES FUND; APRIL 1, 1998--BANKING FUND.
   **  ANNUALIZED

See Notes to Financial Statements.     47

                               RYDEX SERIES TRUST

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               ADVISOR CLASS
                                         ---------------------------------------------------------
                                             BIOTECHNOLOGY FUND             ELECTRONICS FUND
                                         ---------------------------   ---------------------------
                                              PERIOD        PERIOD          PERIOD        PERIOD
                                               ENDED         ENDED           ENDED         ENDED
                                         SEPTEMBER 30,   MARCH 31,     SEPTEMBER 30,   MARCH 31,
                                                1999         1999*            1999         1999*
                                         -------------   -----------   -------------   -----------
                                             UNAUDITED                     UNAUDITED
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD...       $12.66        $10.00          $13.96         $9.98
                                         -----------     ---------     -----------     ---------
  Net Investment Income (Loss).........         (.13)          .18            (.13)         (.23)
  Net Realized and Unrealized Gains on
    Securities.........................         3.15          2.48            4.83          4.21
                                         -----------     ---------     -----------     ---------
  Net Increase in Net Asset
    Value Resulting from Operations ...         3.02          2.66            4.70          3.98
  Distributions to Shareholders........      --             --             --             --
                                         -----------     ---------     -----------     ---------
  Net Increase in Net Asset Value......         3.02          2.66            4.70          3.98
                                         -----------     ---------     -----------     ---------
NET ASSET VALUE--END OF PERIOD.........       $15.68        $12.66          $18.66        $13.96
                                         ===========     =========     ===========     =========
TOTAL INVESTMENT RETURN................       23.85%        26.60%          33.67%        39.88%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses**.....................        2.04%         2.16%           1.65%         2.05%
  Net Expenses**.......................        2.04%         2.16%           1.65%         2.04%
  Net Investment Income (Loss)**.......      (1.68)%         1.79%         (1.51)%       (1.86)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............       1,079%        2,670%            937%        3,011%
  Net Assets, End of Period (000's
    omitted)...........................       $7,433        $1,838          $2,267        $4,024

    +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.
    * SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BIOTECHNOLOGY FUND; APRIL 2, 1998--ELECTRONICS FUND.
   **  ANNUALIZED

See Notes to Financial Statements.     48

                               RYDEX SERIES TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares. The Trust offers two separate classes of shares, Investor Class Shares and Advisor Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share. Currently, the Trust consists of twenty-two separate series: six benchmark funds; one money market fund, and fifteen sector funds. This report covers the fifteen sector funds (the "Sector Funds"), while the Benchmark Funds and Money Market Fund are contained in a separate report. The following significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Trust.

During 1997, the Trust changed its fiscal year end from June 30 to March 31. Accordingly, statements for the period March 31, 1997, reflect nine months of activity.

A. Securities listed on an exchange are valued at the last quoted sales price as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities are valued at amortized cost, which approximates market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on the day the trade is executed for the purpose of preparing semi-annual and annual financial statements. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, and subsequently adjusted to reflect actual holdings of the record date. Interest income is accrued on a daily basis.

C. The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

D. Costs incurred in connection with the organization and registration of the Sector Funds have been expensed as incurred.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

E. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs are charged directly to specific classes, for example, distribution fees relating to the Advisor Classes.

F. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

G. The Precious Metals Fund seeks capital appreciation. It buys primarily equity securities and may purchase call options on the Philadelphia Stock Exchange Gold/Silver Index ("XAU Index"). In additon, the Precious Metals Fund can write options to further meet its investment objectives. The risks inherent in the use of options include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and movements in the price of the underlying securities or index; and 3) the possible absence of a liquid secondary market for any particular instrument at any time.

H. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.  REPURCHASE AGREEMENTS

The Trust, which includes twenty-two separate series, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U. S. Treasury obligations. As of September 30, 1999, the repurchase agreements with Fuji Securities, Inc., Paine Webber, Inc., Lehman Brothers, and Prudential Securities, Inc., in the joint account and the collateral therefore was as follows:

SECURITY TYPE                                       RANGE OF RATES       PAR VALUE    MARKET VALUE
-------------                                       --------------    ------------    ------------
U. S. Treasury Notes............................    5.625%-7.875%     $331,292,000    $338,194,077
U. S. Treasury Bonds............................           8.500%     $ 92,715,000    $112,000,000

3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays PADCO Advisors, Inc., an affiliated entity, investment advisory fees calculated at an annualized rate, based on average daily net

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
assets, of eighty-five hundredths of one percent (0.85%) of the net assets of each of the Sector Funds, except the Precious Metals Fund, which is three-quarters of one percent (0.75%). Certain officers of the Trust are also officers of PADCO Advisors, Inc.

PADCO Service Company, Inc., a subsidiary of the investment advisor, provides transfer agent services to the Trust at an annualized rate, based on average daily net assets, of one quarter of one percent (0.25%) of the net assets of each of the Sector Funds, except the Precious Metals Fund, which is two-tenths of one percent (0.20%).

The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class Shares, for which the Distributor, PADCO Financial Services, Inc., (an affiliated entity), and other firms that provide distribution and shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay fees to the Distributor at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. If a Service Provider provides shareholder services, the Distributor will receive fees from the Trust at an annual rate not to exceed one quarter of one percent (0.25%) of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees. Certain officers of the Trust are also officers of PADCO Financial Services, Inc.

The Trust paid PADCO Service Company, Inc. $150,674 in accounting fees for the Sector Funds for the period ended September 30, 1999.

4.  ACCOUNTING FOR EXPENSES

The Trust has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Trust's expenses.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5.  SECURITIES TRANSACTIONS

During the period ended September 30, 1999 purchases and sales of investment securities, excluding short-term and temporary cash investments, were:
(Unaudited)

                                                             FINANCIAL            HEALTH                               BASIC
                                               ENERGY         SERVICES              CARE        TECHNOLOGY         MATERIALS
                                                 FUND             FUND              FUND              FUND              FUND
                                         ------------   --------------   ---------------   ---------------   ---------------
Purchases..............................  $178,116,840   $  466,179,219   $   509,346,773   $ 1,915,559,721   $   250,470,113
Sales..................................  $191,166,209   $  490,938,096   $   497,626,921   $ 1,771,827,067   $   247,452,318

                                              CONSUMER                                              TELE-
                                              PRODUCTS        LEISURE         RETAILING    COMMUNICATIONS    TRANSPORTATION
                                                  FUND           FUND              FUND              FUND              FUND
                                          ------------   ------------   ---------------   ---------------   ---------------
Purchases...............................  $149,590,309   $113,947,218   $   274,011,683   $   455,626,009   $   155,928,295
Sales...................................  $168,040,558   $114,049,549   $   311,706,921   $   388,516,224   $   152,515,168

                                                ENERGY
                                              SERVICES        BANKING     BIOTECHNOLOGY       ELECTRONICS   PRECIOUS METALS
                                                  FUND           FUND              FUND              FUND              FUND
                                          ------------   ------------   ---------------   ---------------   ---------------
Purchases...............................  $364,437,455   $262,060,354   $   729,638,339   $   584,452,695   $   206,990,882
Sales...................................  $431,647,995   $259,897,881   $   719,514,406   $   567,131,644   $   181,530,628

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.  NET UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES

At September 30, 1999 unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes was: (Unaudited)

                                                                 FINANCIAL          HEALTH                             BASIC
                                                      ENERGY      SERVICES            CARE        TECHNOLOGY       MATERIALS
                                                        FUND          FUND            FUND              FUND            FUND
                                                 -----------   -----------   -------------   ---------------   -------------
Gross Unrealized Appreciation..................  $        --   $        --   $          --   $            --   $          --
Gross Unrealized (Depreciation)................     (521,266)   (5,638,220)    (13,077,003)      (11,525,279)       (823,237)
                                                 -----------   -----------   -------------   ---------------   -------------
Net Unrealized Appreciation (Depreciation).....  $  (521,266)  $(5,638,220)  $ (13,077,003)  $   (11,525,279)  $    (823,237)
                                                 ===========   ===========   =============   ===============   =============
Cost of Investments for Federal Income Tax
  Purposes.....................................  $ 5,015,804   $20,642,188   $  30,267,958   $   183,129,350   $   8,807,272
                                                 ===========   ===========   =============   ===============   =============

                                                    CONSUMER                                           TELE-
                                                    PRODUCTS       LEISURE       RETAILING    COMMUNICATIONS   TRANSPORTATION
                                                        FUND          FUND            FUND              FUND             FUND
                                                 -----------   -----------   -------------   ---------------   --------------
Gross Unrealized Appreciation..................  $        --   $        --   $          --   $            --   $          --
Gross Unrealized (Depreciation)................     (477,965)   (1,542,017)     (3,429,715)       (2,231,905)     (1,570,425)
                                                 -----------   -----------   -------------   ---------------   -------------
Net Unrealized Appreciation (Depreciation).....  $  (477,965)  $(1,542,017)  $  (3,429,715)  $    (2,231,905)  $  (1,570,425)
                                                 ===========   ===========   =============   ===============   =============
Cost of Investments for Federal Income Tax
  Purposes.....................................  $   760,183   $ 4,889,089   $   9,310,116   $    85,175,761   $   7,200,787
                                                 ===========   ===========   =============   ===============   =============

                                                      ENERGY                                                        PRECIOUS
                                                    SERVICES       BANKING   BIOTECHNOLOGY       ELECTRONICS          METALS
                                                        FUND          FUND            FUND              FUND            FUND
                                                 -----------   -----------   -------------   ---------------   -------------
Gross Unrealized Appreciation..................  $        --   $        --   $          --   $     6,953,394   $          --
Gross Unrealized (Depreciation)................   (8,654,064)   (3,589,269)     (2,516,858)          (49,661)    (14,066,963)
                                                 -----------   -----------   -------------   ---------------   -------------
Net Unrealized Appreciation (Depreciation).....  $(8,654,064)  $(3,589,269)  $  (2,516,858)  $     6,903,733   $ (14,066,963)
                                                 ===========   ===========   =============   ===============   =============
Cost of Investments for Federal Income Tax
  Purposes.....................................  $33,131,871   $10,894,901   $  57,637,824   $    44,587,971   $  67,983,700
                                                 ===========   ===========   =============   ===============   =============

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of shares.

Transactions in shares for the period ended September 30, 1999 were: (Unaudited)

INVESTOR CLASS:

                                                               FINANCIAL          HEALTH                         BASIC
                                                ENERGY          SERVICES            CARE     TECHNOLOGY      MATERIALS
                                                  FUND              FUND            FUND           FUND           FUND
                                          ------------   ---------------   -------------   ------------   ------------
Shares Purchased........................    22,328,792        49,743,740      46,939,529    102,796,076     38,243,795
                                          ------------   ---------------   -------------   ------------   ------------
Purchased through Dividend
  Reinvestment..........................            --                --              --             --             --
                                          ------------   ---------------   -------------   ------------   ------------
Total Purchased.........................    22,328,792        49,743,740      46,939,529    102,796,076     38,243,795
Shares Redeemed.........................   (23,832,703)      (50,515,065)    (46,632,688)   (98,536,019)   (37,577,726)
                                          ------------   ---------------   -------------   ------------   ------------
Net Shares Purchased (Redeemed).........    (1,503,911)         (771,325)        306,841      4,260,057        666,069
                                          ============   ===============   =============   ============   ============

                                              CONSUMER
                                              PRODUCTS        LEISURE
                                                  FUND           FUND
                                          ------------   ------------
Shares Purchased........................    11,251,635     11,973,655
                                          ------------   ------------
Purchased through Dividend
  Reinvestment..........................         4,604             --
                                          ------------   ------------
Total Purchased.........................    11,256,239     11,973,655
Shares Redeemed.........................   (11,355,671)   (12,269,007)
                                          ------------   ------------
Net Shares Purchased (Redeemed).........       (99,432)      (295,352)
                                          ============   ============

                                                        TELE-                          ENERGY                          BIO-
                                  RETAILING    COMMUNICATIONS   TRANSPORTATION       SERVICES        BANKING     TECHNOLOGY
                                       FUND              FUND             FUND           FUND           FUND           FUND
                               ------------   ---------------   --------------   ------------   ------------   ------------
Shares Purchased.............    25,824,419        30,017,854      22,773,373      88,385,642     27,210,518     44,698,199
                               ------------   ---------------   -------------    ------------   ------------   ------------
Total Purchased..............    25,824,419        30,017,854      22,773,373      88,385,642     27,210,518     44,698,199
Shares Redeemed..............   (28,634,297)      (28,941,881)    (22,322,531)    (97,149,368)   (27,446,583)   (44,712,520)
                               ------------   ---------------   -------------    ------------   ------------   ------------
Net Shares Purchased
  (Redeemed).................    (2,809,878)        1,075,973         450,842      (8,763,726)      (236,065)       (14,321)
                               ============   ===============   =============    ============   ============   ============

                                                 PRECIOUS
                                ELECTRONICS        METALS
                                       FUND          FUND
                               ------------   -----------
Shares Purchased.............    34,018,602    79,844,235
                               ------------   -----------
Total Purchased..............    34,018,602    79,844,235
Shares Redeemed..............   (32,306,095)  (76,030,969)
                               ------------   -----------
Net Shares Purchased
  (Redeemed).................     1,712,507     3,813,266
                               ============   ===========

ADVISOR CLASS:

                                                               FINANCIAL          HEALTH                         BASIC
                                                ENERGY          SERVICES            CARE     TECHNOLOGY      MATERIALS
                                                  FUND              FUND            FUND           FUND           FUND
                                          ------------   ---------------   -------------   ------------   ------------
Shares Purchased........................     1,978,848         7,394,720      11,804,692     22,630,136      2,532,334
                                          ------------   ---------------   -------------   ------------   ------------
Purchased through Dividend
  Reinvestment..........................            --                --              --             --             --
                                          ------------   ---------------   -------------   ------------   ------------
Total Purchased.........................     1,978,848         7,394,720      11,804,692     22,630,136      2,532,334
Shares Redeemed.........................    (2,026,117)       (9,232,907)    (11,601,108)   (19,767,431)    (2,617,574)
                                          ------------   ---------------   -------------   ------------   ------------
Net Shares Purchased (Redeemed).........       (47,269)       (1,838,187)        203,584      2,862,705        (85,240)
                                          ============   ===============   =============   ============   ============

                                              CONSUMER
                                              PRODUCTS        LEISURE
                                                  FUND           FUND
                                          ------------   ------------
Shares Purchased........................     6,344,315        650,773
                                          ------------   ------------
Purchased through Dividend
  Reinvestment..........................        79,686             --
                                          ------------   ------------
Total Purchased.........................     6,424,001        650,773
Shares Redeemed.........................    (8,578,937)      (442,993)
                                          ------------   ------------
Net Shares Purchased (Redeemed).........    (2,154,936)       207,780
                                          ============   ============

                                                                   TELE-                          ENERGY
                                             RETAILING    COMMUNICATIONS   TRANSPORTATION       SERVICES        BANKING
                                                  FUND              FUND             FUND           FUND           FUND
                                          ------------   ---------------   --------------   ------------   ------------
Shares Purchased........................     5,299,300        13,480,341         771,737      14,691,453      8,118,347
                                          ------------   ---------------   -------------    ------------   ------------
Total Purchased.........................     5,299,300        13,480,341         771,737      14,691,453      8,118,347
Shares Redeemed.........................    (1,060,976)       (9,944,535)       (770,917)    (18,339,915)    (7,779,867)
                                          ------------   ---------------   -------------    ------------   ------------
Net Shares Purchased (Redeemed).........     4,238,324         3,535,806             820      (3,648,462)       338,480
                                          ============   ===============   =============    ============   ============

                                                  BIO-
                                            TECHNOLOGY    ELECTRONICS
                                                  FUND           FUND
                                          ------------   ------------
Shares Purchased........................    27,258,491     20,702,324
                                          ------------   ------------
Total Purchased.........................    27,258,491     20,702,324
Shares Redeemed.........................   (26,929,509)   (20,869,132)
                                          ------------   ------------
Net Shares Purchased (Redeemed).........       328,982       (166,808)
                                          ============   ============

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in shares for the period ended March 31, 1999 were:

INVESTOR CLASS:

                                                               FINANCIAL          HEALTH                         BASIC
                                                ENERGY          SERVICES            CARE     TECHNOLOGY      MATERIALS
                                                  FUND              FUND            FUND           FUND           FUND
                                          ------------   ---------------   -------------   ------------   ------------
Shares Purchased........................    46,387,425       175,105,868     111,431,268    152,417,675     42,902,101
                                          ------------   ---------------   -------------   ------------   ------------
Total Purchased.........................    46,387,425       175,105,868     111,431,268    152,417,675     42,902,101
Shares Redeemed.........................   (44,448,217)     (172,888,113)   (110,206,981)  (150,984,147)   (42,620,819)
                                          ------------   ---------------   -------------   ------------   ------------
Net Shares Purchased....................     1,939,208         2,217,755       1,224,287      1,433,528        281,282
                                          ============   ===============   =============   ============   ============

                                              CONSUMER
                                              PRODUCTS        LEISURE
                                                  FUND           FUND
                                          ------------   ------------
Shares Purchased........................    14,367,530     31,368,517
                                          ------------   ------------
Total Purchased.........................    14,367,530     31,368,517
Shares Redeemed.........................   (14,235,593)   (30,940,600)
                                          ------------   ------------
Net Shares Purchased....................       131,937        427,917
                                          ============   ============

                                                       TELE-                          ENERGY                          BIO-
                                 RETAILING    COMMUNICATIONS   TRANSPORTATION       SERVICES        BANKING     TECHNOLOGY
                                      FUND              FUND             FUND           FUND           FUND           FUND
                              ------------   ---------------   --------------   ------------   ------------   ------------
Shares Purchased............   106,899,905        39,367,649      51,900,725     142,946,134    105,870,225     64,205,421
                              ------------   ---------------   -------------    ------------   ------------   ------------
Total Purchased.............   106,899,905        39,367,649      51,900,725     142,946,134    105,870,225     64,205,421
Shares Redeemed.............  (103,560,376)      (38,423,584)    (51,523,631)   (130,625,051)  (104,977,546)   (61,223,430)
                              ------------   ---------------   -------------    ------------   ------------   ------------
Net Shares Purchased........     3,339,529           944,065         377,094      12,321,083        892,679      2,981,991
                              ============   ===============   =============    ============   ============   ============

                                                 PRECIOUS
                               ELECTRONICS         METALS
                                      FUND           FUND
                              ------------   ------------
Shares Purchased............    99,841,803    118,999,730
                              ------------   ------------
Total Purchased.............    99,841,803    118,999,730
Shares Redeemed.............   (98,927,690)  (118,541,590)
                              ------------   ------------
Net Shares Purchased........       914,113        458,140
                              ============   ============

ADVISOR CLASS:

                                                   FINANCIAL          HEALTH                      BASIC     CONSUMER
                                    ENERGY          SERVICES            CARE    TECHNOLOGY    MATERIALS     PRODUCTS      LEISURE
                                      FUND              FUND            FUND          FUND         FUND         FUND         FUND
                                ----------   ---------------   -------------   -----------   ----------   ----------   ----------
Shares Purchased..............   4,846,931        15,301,901      13,765,297    17,949,043    2,376,986    4,811,089       74,059
                                ----------   ---------------   -------------   -----------   ----------   ----------   ----------
Total Purchased...............   4,846,931        15,301,901      13,765,297    17,949,043    2,376,986    4,811,089       74,059
Shares Redeemed...............  (4,779,294)      (13,151,818)    (13,763,146)  (17,814,775)  (2,287,875)  (2,652,185)     (73,308)
                                ----------   ---------------   -------------   -----------   ----------   ----------   ----------
Net Shares Purchased..........      67,637         2,150,083           2,151       134,268       89,111    2,158,904          751
                                ==========   ===============   =============   ===========   ==========   ==========   ==========

                                                                      TELE-                         ENERGY
                                                RETAILING    COMMUNICATIONS   TRANSPORTATION      SERVICES      BANKING
                                                     FUND              FUND             FUND          FUND         FUND
                                               ----------   ---------------   --------------   -----------   ----------
Shares Purchased.............................   6,183,393         9,035,854         329,926     19,842,213    9,665,490
                                               ----------   ---------------   -------------    -----------   ----------
Total Purchased..............................   6,183,393         9,035,854         329,926     19,842,213    9,665,490
Shares Redeemed..............................  (6,158,427)       (8,886,467)       (329,370)   (16,126,807)  (9,665,211)
                                               ----------   ---------------   -------------    -----------   ----------
Net Shares Purchased.........................      24,966           149,387             556      3,715,406          279
                                               ==========   ===============   =============    ===========   ==========

                                                       BIO-
                                                 TECHNOLOGY    ELECTRONICS
                                                       FUND           FUND
                                               ------------   ------------
Shares Purchased.............................    26,571,862     29,570,978
                                               ------------   ------------
Total Purchased..............................    26,571,862     29,570,978
Shares Redeemed..............................   (26,426,628)   (29,282,718)
                                               ------------   ------------
Net Shares Purchased.........................       145,234        288,260
                                               ============   ============

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in dollars for the period ended September 30, 1999 were:
(Unaudited)

INVESTOR CLASS:

                                                              FINANCIAL           HEALTH                             BASIC
                                              ENERGY           SERVICES             CARE        TECHNOLOGY       MATERIALS
                                                FUND               FUND             FUND              FUND            FUND
                                       -------------   ----------------   --------------   ---------------   -------------
Shares Purchased.....................  $ 226,180,618   $    503,081,707   $  501,310,362   $ 1,953,658,933   $ 356,315,983
Purchased through Dividend
  Reinvestment.......................             --                 --               --                --              --
                                       -------------   ----------------   --------------   ---------------   -------------
Total Purchased......................    226,180,618        503,081,707      501,310,362     1,953,658,933     356,315,983
Shares Redeemed......................   (239,066,954)      (510,063,783)    (496,543,563)   (1,866,695,912)   (352,060,009)
                                       -------------   ----------------   --------------   ---------------   -------------
Net Shares Purchased (Redeemed)......  $ (12,886,336)  $     (6,982,076)  $    4,766,799   $    86,963,021   $   4,255,974
                                       =============   ================   ==============   ===============   =============

                                            CONSUMER
                                            PRODUCTS         LEISURE
                                                FUND            FUND
                                       -------------   -------------
Shares Purchased.....................  $ 104,317,662   $ 131,798,000
Purchased through Dividend
  Reinvestment.......................         42,676              --
                                       -------------   -------------
Total Purchased......................    104,360,338     131,798,000
Shares Redeemed......................   (104,154,942)   (134,085,575)
                                       -------------   -------------
Net Shares Purchased (Redeemed)......  $     205,396   $  (2,287,575)
                                       =============   =============

                                                    TELE-                             ENERGY                            BIO-
                             RETAILING     COMMUNICATIONS   TRANSPORTATION          SERVICES         BANKING      TECHNOLOGY
                                  FUND               FUND             FUND              FUND            FUND            FUND
                         -------------   ----------------   --------------   ---------------   -------------   -------------
Shares Purchased.......  $ 335,441,167   $    435,156,217   $  195,781,988   $   615,819,701   $ 245,275,004   $ 679,640,761
                         -------------   ----------------   --------------   ---------------   -------------   -------------
Total Purchased........    335,441,167        435,156,217      195,781,988       615,819,701     245,275,004     679,640,761
Shares Redeemed........   (373,341,189)      (418,654,702)    (192,517,405)     (660,911,829)   (246,718,888)   (672,234,528)
                         -------------   ----------------   --------------   ---------------   -------------   -------------
Net Shares Purchased
  (Redeemed)...........  $ (37,900,022)  $     16,501,515   $    3,264,583   $   (45,092,128)  $  (1,443,884)  $   7,406,233
                         =============   ================   ==============   ===============   =============   =============

                                              PRECIOUS
                           ELECTRONICS          METALS
                                  FUND            FUND
                         -------------   -------------
Shares Purchased.......  $ 581,677,386   $ 372,343,497
                         -------------   -------------
Total Purchased........    581,677,386     372,343,497
Shares Redeemed........   (551,764,768)   (346,169,874)
                         -------------   -------------
Net Shares Purchased
  (Redeemed)...........  $  29,912,618   $  26,173,623
                         =============   =============

ADVISOR CLASS:

                                                                 FINANCIAL           HEALTH                          BASIC
                                                 ENERGY           SERVICES             CARE      TECHNOLOGY      MATERIALS
                                                   FUND               FUND             FUND            FUND           FUND
                                           ------------   ----------------   --------------   -------------   ------------
Shares Purchased.........................  $ 20,655,815   $     72,976,918   $  122,748,308   $ 428,952,490   $ 23,481,436
Purchased through Dividend Reinvestment..            --                 --               --              --             --
                                           ------------   ----------------   --------------   -------------   ------------
Total Purchased..........................    20,655,815         72,976,918      122,748,308     428,952,490     23,481,436
Shares Redeemed..........................   (21,240,706)       (91,367,897)    (116,082,888)   (369,635,420)   (24,990,516)
                                           ------------   ----------------   --------------   -------------   ------------
Net Shares Purchased (Redeemed)..........  $   (584,891)  $    (18,390,979)  $    6,665,420   $  59,317,070   $ (1,509,080)
                                           ============   ================   ==============   =============   ============

                                                CONSUMER
                                                PRODUCTS         LEISURE
                                                    FUND            FUND
                                           -------------   -------------
Shares Purchased.........................  $  57,275,185   $   6,729,045
Purchased through Dividend Reinvestment..        738,696              --
                                           -------------   -------------
Total Purchased..........................     58,013,881       6,729,045
Shares Redeemed..........................    (76,290,747)     (4,588,118)
                                           -------------   -------------
Net Shares Purchased (Redeemed)..........  $ (18,276,866)  $   2,140,927
                                           =============   =============

                                                                     TELE-                           ENERGY
                                              RETAILING     COMMUNICATIONS   TRANSPORTATION        SERVICES        BANKING
                                                   FUND               FUND             FUND            FUND           FUND
                                           ------------   ----------------   --------------   -------------   ------------
Shares Purchased.........................  $ 64,002,990   $    192,225,513   $    6,471,279   $ 101,078,205   $ 70,414,099
                                           ------------   ----------------   --------------   -------------   ------------
Total Purchased..........................    64,002,990        192,225,513        6,471,279     101,078,205     70,414,099
Shares Redeemed..........................   (12,630,575)      (142,355,559)      (6,279,579)   (124,760,698)   (66,855,678)
                                           ------------   ----------------   --------------   -------------   ------------
Net Shares Purchased (Redeemed)..........  $ 51,372,415   $     49,869,954   $      191,700   $ (23,682,493)  $  3,558,421
                                           ============   ================   ==============   =============   ============

                                                    BIO-
                                              TECHNOLOGY     ELECTRONICS
                                                    FUND            FUND
                                           -------------   -------------
Shares Purchased.........................  $ 393,248,051   $ 340,869,036
                                           -------------   -------------
Total Purchased..........................    393,248,051     340,869,036
Shares Redeemed..........................   (389,852,315)   (351,987,689)
                                           -------------   -------------
Net Shares Purchased (Redeemed)..........  $   3,395,736   $ (11,118,653)
                                           =============   =============

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in dollars for the period ended March 31, 1999 were:

INVESTOR CLASS:

                                                            FINANCIAL            HEALTH                             BASIC
                                            ENERGY           SERVICES              CARE        TECHNOLOGY       MATERIALS
                                              FUND               FUND              FUND              FUND            FUND
                                   ---------------   ----------------   ---------------   ---------------   -------------
Shares Purchased.................  $   405,972,500   $  1,663,306,900   $ 1,193,748,091   $ 1,975,925,370   $ 357,734,614
                                   ---------------   ----------------   ---------------   ---------------   -------------
Total Purchased..................      405,972,500      1,663,306,900     1,193,748,091     1,975,925,370     357,734,614
Shares Redeemed..................     (387,651,774)    (1,646,656,560)   (1,179,863,050)   (1,968,545,957)   (355,208,043)
                                   ---------------   ----------------   ---------------   ---------------   -------------
Net Shares Purchased.............  $    18,320,726   $     16,650,340   $    13,885,041   $     7,379,413   $   2,526,571
                                   ===============   ================   ===============   ===============   =============

                                        CONSUMER
                                        PRODUCTS           LEISURE
                                            FUND              FUND
                                   -------------   ---------------
Shares Purchased.................  $ 130,779,402   $   316,035,670
                                   -------------   ---------------
Total Purchased..................    130,779,402       316,035,670
Shares Redeemed..................   (129,379,038)     (312,432,852)
                                   -------------   ---------------
Net Shares Purchased.............  $   1,400,364   $     3,602,818
                                   =============   ===============

                                                    TELE-                              ENERGY                            BIO-
                             RETAILING     COMMUNICATIONS    TRANSPORTATION          SERVICES         BANKING      TECHNOLOGY
                                  FUND               FUND              FUND              FUND            FUND            FUND
                       ---------------   ----------------   ---------------   ---------------   -------------   -------------
Shares Purchased.....  $ 1,216,853,482   $    434,963,177   $   429,557,052   $   932,647,460   $ 968,633,702   $ 650,802,231
                       ---------------   ----------------   ---------------   ---------------   -------------   -------------
Total Purchased......    1,216,853,482        434,963,177       429,557,052       932,647,460     968,633,702     650,802,231
Shares Redeemed......   (1,175,145,535)      (424,898,368)     (424,745,172)     (847,116,721)   (961,587,382)   (611,349,719)
                       ---------------   ----------------   ---------------   ---------------   -------------   -------------
Net Shares
  Purchased..........  $    41,707,947   $     10,064,809   $     4,811,880   $    85,530,739   $   7,046,320   $  39,452,512
                       ===============   ================   ===============   ===============   =============   =============

                                              PRECIOUS
                           ELECTRONICS          METALS
                                  FUND            FUND
                       ---------------   -------------
Shares Purchased.....  $ 1,049,075,039   $ 593,482,014
                       ---------------   -------------
Total Purchased......    1,049,075,039     593,482,014
Shares Redeemed......   (1,047,424,530)   (586,069,951)
                       ---------------   -------------
Net Shares
  Purchased..........  $     1,650,509   $   7,412,063
                       ===============   =============

ADVISOR CLASS:

                                                                 FINANCIAL           HEALTH                          BASIC
                                                 ENERGY           SERVICES             CARE      TECHNOLOGY      MATERIALS
                                                   FUND               FUND             FUND            FUND           FUND
                                           ------------   ----------------   --------------   -------------   ------------
Shares Purchased.........................  $ 42,291,652   $    139,338,555   $  143,259,326   $ 239,709,281   $ 24,197,174
                                           ------------   ----------------   --------------   -------------   ------------
Total Purchased..........................    42,291,652        139,338,555      143,259,326     239,709,281     24,197,174
Shares Redeemed..........................   (40,978,746)      (120,050,805)    (144,416,300)   (232,976,324)   (22,004,355)
                                           ------------   ----------------   --------------   -------------   ------------
Net Shares Purchased (Redeemed)..........  $  1,312,906   $     19,287,750   $   (1,156,974)  $   6,732,957   $  2,192,819
                                           ============   ================   ==============   =============   ============

                                                CONSUMER
                                                PRODUCTS         LEISURE
                                                    FUND            FUND
                                           -------------   -------------
Shares Purchased.........................  $  43,203,938   $     759,767
                                           -------------   -------------
Total Purchased..........................     43,203,938         759,767
Shares Redeemed..........................    (23,385,943)       (773,917)
                                           -------------   -------------
Net Shares Purchased (Redeemed)..........  $  19,817,995   $     (14,150)
                                           =============   =============

                                                                     TELE-                           ENERGY
                                              RETAILING     COMMUNICATIONS   TRANSPORTATION        SERVICES        BANKING
                                                   FUND               FUND             FUND            FUND           FUND
                                           ------------   ----------------   --------------   -------------   ------------
Shares Purchased.........................  $ 65,114,723   $    104,546,686   $    2,824,467   $ 116,337,472   $ 87,183,915
                                           ------------   ----------------   --------------   -------------   ------------
Total Purchased..........................    65,114,723        104,546,686        2,824,467     116,337,472     87,183,915
Shares Redeemed..........................   (67,316,645)      (102,614,106)      (2,692,114)    (91,977,968)   (86,884,020)
                                           ------------   ----------------   --------------   -------------   ------------
Net Shares Purchased (Redeemed)..........  $ (2,201,922)  $      1,932,580   $      132,353   $  24,359,504   $    299,895
                                           ============   ================   ==============   =============   ============

                                                    BIO-
                                              TECHNOLOGY     ELECTRONICS
                                                    FUND            FUND
                                           -------------   -------------
Shares Purchased.........................  $ 275,824,051   $ 337,795,310
                                           -------------   -------------
Total Purchased..........................    275,824,051     337,795,310
Shares Redeemed..........................   (270,411,242)   (339,676,387)
                                           -------------   -------------
Net Shares Purchased (Redeemed)..........  $   5,412,809   $  (1,881,077)
                                           =============   =============

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8.  NET ASSETS

Certain adjustments have been made to the components of net assets to reflect temporary and permanent differences in the recognition and timing of net investment income, realized capital gains (losses), and distributions.

At September 30, 1999, net assets consisted of: (Unaudited)

                                                                           FINANCIAL         HEALTH                         BASIC
                                                                ENERGY      SERVICES           CARE     TECHNOLOGY      MATERIALS
                                                                  FUND          FUND           FUND           FUND           FUND
                                                           -----------   -----------   ------------   ------------   ------------
Paid-In-Capital..........................................  $ 6,599,089   $21,217,920   $ 29,081,897   $174,507,865   $  7,494,083
Undistributed Net Investment Income (Loss)...............       97,021        (5,762)       (85,691)      (523,072)       228,527
Accumulated Net Realized (Loss) on Investments...........   (3,237,650)   (6,738,512)   (12,864,121)   (11,141,986)        36,855
Net Unrealized Appreciation on Investments...............    1,082,649       675,132        452,909      9,568,006        251,964
                                                           -----------   -----------   ------------   ------------   ------------
Net Assets...............................................  $ 4,541,109   $15,148,778   $ 16,584,994   $172,410,813   $  8,011,429
                                                           ===========   ===========   ============   ============   ============

                                                         CONSUMER                                          TELE-
                                                         PRODUCTS       LEISURE      RETAILING    COMMUNICATIONS   TRANSPORTATION
                                                             FUND          FUND           FUND              FUND             FUND
                                                      -----------   -----------   ------------   ---------------   --------------
Paid-In-Capital.....................................  $ 3,954,387   $ 5,056,414   $ 59,895,730   $    81,077,503   $   8,785,516
Undistributed Net Investment Income (Loss)..........      (33,598)      (23,343)       (35,612)         (116,933)        (29,174)
Accumulated Net Realized (Loss) on Investments......   (3,664,716)   (1,796,809)    (2,542,404)       (3,418,252)     (3,096,462)
Net Unrealized Appreciation on Investments..........       31,871       138,435        598,442         4,654,978          45,054
                                                      -----------   -----------   ------------   ---------------   -------------
Net Assets..........................................  $   287,944   $ 3,374,697   $ 57,916,156   $    82,197,296   $   5,704,934
                                                      ===========   ===========   ============   ===============   =============

                                                                ENERGY                         BIO-                      PRECIOUS
                                                              SERVICES       BANKING     TECHNOLOGY    ELECTRONICS         METALS
                                                                  FUND          FUND           FUND           FUND           FUND
                                                           -----------   -----------   ------------   ------------   ------------
Paid-In-Capital..........................................  $40,906,053   $12,414,055   $ 56,916,210   $ 36,946,532   $ 97,598,488
Undistributed Net Investment Income (Loss)...............     (208,612)       27,085       (598,272)      (494,837)       (75,825)
Accumulated Net Realized (Loss) on Investments...........  (23,530,942)   (5,104,149)   (18,191,897)    (3,682,977)   (51,914,480)
Net Unrealized Appreciation on Investments...............    7,273,209        78,738     16,376,244     18,940,681      8,936,578
                                                           -----------   -----------   ------------   ------------   ------------
Net Assets...............................................  $24,439,708   $ 7,415,729   $ 54,502,285   $ 51,709,399   $ 54,544,761
                                                           ===========   ===========   ============   ============   ============

                               RYDEX SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

9.  LOSS CARRYFORWARD - FEDERAL INCOME TAX

At March 31, 1999, for Federal income tax purposes, the following funds have capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

                                                                    BASIC        ENERGY
                                                                MATERIALS      SERVICES
EXPIRES MARCH 31                                                     FUND          FUND
----------------                                                ---------    ----------
2007........................................................    $401,329     $2,179,223

                                  ENERGY FUND
                            FINANCIAL SERVICES FUND
                                HEALTH CARE FUND
                                TECHNOLOGY FUND
                              BASIC MATERIALS FUND
                             CONSUMER PRODUCTS FUND
                                  LEISURE FUND
                                 RETAILING FUND
                            TELECOMMUNICATIONS FUND
                              TRANSPORTATION FUND
                              ENERGY SERVICES FUND
                                  BANKING FUND
                               BIOTECHNOLOGY FUND
                                ELECTRONICS FUND
                              PRECIOUS METALS FUND

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE
   GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN
                             EFFECTIVE PROSPECTUS.

                               RYDEX SERIES TRUST
                        6116 Executive Blvd., Suite 400
                              Rockville, MD 20852
                         (301) 468-8520 (800) 820-0888
                               www.rydexfunds.com

                    ADVISOR CLASS SHARES ARE DISTRIBUTED BY
                         PADCO FINANCIAL SERVICES, INC.

                                     [LOGO]

                               RYDEX SERIES TRUST
                                  SECTOR FUNDS
                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1999

         ENERGY FUND
         FINANCIAL SERVICES FUND
         HEALTH CARE FUND
         TECHNOLOGY FUND
         BASIC MATERIALS FUND
         CONSUMER PRODUCTS FUND
         LEISURE FUND
         RETAILING FUND
         TELECOMMUNICATIONS FUND
         TRANSPORTATION FUND
         ENERGY SERVICES FUND
         BANKING FUND
         BIOTECHNOLOGY FUND
         ELECTRONICS FUND
         PRECIOUS METALS FUND